UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-00810
                                                -----------------

                              Phoenix Series Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 Munson Street
                           Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                    John H. Beers, Esq.
Counsel and Secretary for Registrant                Vice President and Counsel
Phoenix Life Insurance Company                    Phoenix Life Insurance Company
        One American Row                                  One American Row
     Hartford, CT 06103-2899                           Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX SERIES FUND
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)

ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FFCB
Federal Farm Credit Bank

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX BALANCED FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------

U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY BONDS--1.2%
U.S. Treasury Bond 5.375%, 2/15/31(n)         $    1,290      $    1,361,151
U.S. Treasury Bond 4.50%, 2/15/36(n)              12,470          11,655,560
                                                              --------------
                                                                  13,016,711
                                                              --------------

U.S. TREASURY NOTES--0.6%
U.S. Treasury Note 4.625%, 11/15/16(n)             5,750           5,661,053
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,570,640)                                     18,677,764
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.1%

FHLMC 5.75%, 12/15/18                              1,536           1,528,844
FNMA 6%, '17-'36                                   5,075           5,102,709
FNMA 4.50%, 4/1/19                                   555             533,102
FNMA 4.50%, 6/1/19                                 8,165           7,843,409
FNMA 4%, 7/1/19                                       85              79,582
FNMA 4%, 6/1/20                                    2,033           1,901,750
FNMA 5%, '20-'35                                  32,504          31,362,880
FNMA 5.50%, '34-'36                               24,154          23,820,549
FNMA TBA 5.50%, 12/25/36(q)                        4,300           4,249,256
FNMA TBA 6%, 2/1/37(q)                             1,700           1,705,845
GNMA 6.50%, '23-'32                                6,262           6,428,678
GNMA 6%, 8/15/32                                   1,013           1,024,479
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $86,953,443)                                     85,581,083
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.5%

CALIFORNIA--2.0%
Alameda Corridor Transportation
  Authority Taxable Series C
  6.50%, 10/1/19 (MBIA Insured)                    4,235           4,546,188
Alameda Corridor Transportation
  Authority Taxable Series C
  6.60%, 10/1/29 (MBIA Insured)                    2,750           3,046,175
Alameda Corridor Transportation
  Authority  Taxable Series D
  6.25%, 10/1/14 (MBIA Insured)                      500             523,765
Contra Costa County Fire Department
  Taxable 4.90%, 8/1/16 (MBIA Insured)             2,000           1,925,060



                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
CALIFORNIA--(CONTINUED)
Contra Costa County Fire Protection
  District Taxable 4.93%, 8/1/17
  (MBIA Insured)                              $    1,100      $    1,054,746
Contra Costa County Pension Obligation
  Taxable 6.10%, 6/1/11 (FSA Insured)                500             513,675
Marin County Pension Obligation
  Taxable 4.79%, 8/1/15 (MBIA Insured)             1,000             957,580
San Luis Obispo County Pension Obligation
  Taxable Series A 3.94%, 9/1/12
  (MBIA Insured)                                     330             307,672
Sonoma County Pension Obligation
  Taxable 6.625%, 6/1/13 (FSA Insured)             3,525           3,668,115
University of California Series F
  4.375%, 5/15/30 (FSA Insured)                    4,700           4,569,199
                                                              --------------
                                                                  21,112,175
                                                              --------------

COLORADO--0.0%
Denver City and County School
  District No. 1 Pension Obligation
  Certificate of Participation
  Taxable 6.76%, 12/15/07
  (AMBAC Insured)(l)                                  60              60,688

FLORIDA--0.3%
University of Miami Taxable Series A
  7.65%, 4/1/20 (MBIA Insured)                     2,715           2,751,137

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
  5.94%, 6/1/13 (FGIC Insured)                       675             698,260

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson County
  Special Obligation Taxable Series A
  5%, 6/1/11 (FSA Insured)                           340             335,049

NEW JERSEY--0.2%
Hamilton Township School District
  Taxable 4.25%, 12/15/14 (FSA Insured)            1,145           1,066,362
Monroe Township Pension Obligation
  Taxable 5%, 8/15/13                                590             576,831
New Jersey Turnpike Authority
  Taxable Series B 4.252%, 1/1/16
  Prerefunded 1/1/15 @ 100
  (AMBAC Insured)                                      6               5,739

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
NEW JERSEY--(CONTINUED)
New Jersey Turnpike Authority Taxable
  Series B (Unrefunded Balance)
  4.252%, 1/1/16 (AMBAC Insured)              $      149      $      139,198
                                                              --------------
                                                                   1,788,130
                                                              --------------

NEW YORK--0.2%
City of Buffalo Taxable Series A
  4.71%, 2/1/13 (AMBAC Insured)                      420             405,543
New York City Transitional Finance
  Authority Taxable 5.19%, 8/1/16                  2,125           2,090,639
                                                              --------------
                                                                   2,496,182
                                                              --------------

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
  Taxable Series A 6.50%, 3/1/14
  (FGIC Insured)                                   1,100           1,164,999
City of Pittsburgh Pension Obligation
  Taxable Series C 6.50%, 3/1/17
  (FGIC Insured)                                   1,800           1,923,336
Philadelphia Authority for Industrial
  Development Pension Funding
  Retirement Systems Taxable Series A
  5.69%, 4/15/07 (MBIA Insured)                    1,000           1,000,380
Philadelphia School District Taxable
  Series C 4.43%, 7/1/11 (FSA Insured)             1,780           1,714,371
                                                              --------------
                                                                   5,803,086
                                                              --------------

TEXAS--0.2%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp. Taxable
  6.50%, 11/1/09 (MBIA Insured)                    1,900           1,954,302
State  of Texas Taxable Series C
  4.70%, 8/1/09                                      625             617,644
                                                              --------------
                                                                   2,571,946
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $37,406,835)                                     37,616,653
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%

AmeriCredit Automobile Receivables
  Trust 03-BX, A4A 2.72%, 1/6/10                     655             649,434
Americredit Automobile Receivables
  Trust 06-BG, A3, 5.21%, 10/6/11                  2,100           2,094,835
Associates Manufactured Housing Pass
  Through Certificate 97-2, A6
  7.075%, 3/15/28(c)                               1,009           1,023,457
Bayview Financial Acquisition
  Trust 06-A, 1A2 5.483%, 2/28/41(c)               3,250           3,217,500
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                                     837             786,387


                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
DaimlerChrysler Auto Trust 05-A B
  3.88%, 7/8/11                               $    1,200      $    1,175,556
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(c)                   2,188           2,164,422
GS Auto Loan Trust 06-1, A2 5.47%, 2/15/09         4,865           4,866,903
JP Morgan Mortgage Acquisition Corp.
  06-CW2, AF4 6.08%, 8/25/36(c)                    1,700           1,716,480
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF3 5.777%, 8/25/36(c)                   1,500           1,500,150
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(c)                        727             712,730
M&I Auto Loan Trust 03-1 B
  3.45%, 2/21/11                                     655             643,562
Renaissance Home Equity Loan
  Trust 06-1, AF2 5.533%, 5/25/36(c)               2,350           2,340,277
Residential Funding Mortgage
  Securities II, Inc. 06-HSA1,
  A3 5.23%, 2/25/36(c)                               190             188,140
Wachovia Auto Loan Owner Trust
  06-2A, A3 144A 5.23%, 8/22/11(b)                 2,665           2,665,240
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $25,869,073)                                     25,745,073
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--6.9%

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13              1,000             969,524

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                                   1,250           1,261,784

AIRLINES--0.7%
American Airlines, Inc. 01-1,
  6.977%, 11/23/22                                 2,101           2,076,467
Continental Airlines, Inc. 98-1A
  6.648%, 3/15/19                                  1,633           1,694,202
JetBlue Airways Corp. 04-1,
  9.61%, 3/15/08(c)                                  216             219,119
JetBlue Airways Corp. 04-2C
  8.474%, 11/15/08(c)                              1,728           1,737,683
United Airlines, Inc. 01-1
  6.071%, 9/1/14                                   1,593           1,601,272
                                                              --------------
                                                                   7,328,743
                                                              --------------

AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp.
  144A 4.25%, 3/11/08(b)                             175             172,635
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13(n)                                 440             450,437
                                                              --------------
                                                                     623,072
                                                              --------------

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14                         575             562,133

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
BROADCASTING & CABLE TV--(CONTINUED)
Echostar DBS Corp. 5.75%, 10/1/08(n)          $      500      $      498,125
                                                              --------------
                                                                   1,060,258
                                                              --------------

BUILDING PRODUCTS--0.0%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b)           180             182,699

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16(n)           835             842,816

CONSUMER FINANCE--0.7%
Ford Motor Credit Co. 8.625%, 11/1/10                480             496,358
Ford Motor Credit Co. 9.875%, 8/10/11                700             750,165
Ford Motor Credit Co. 9.81%, 4/15/12(c)              175             189,000
GMAC LLC 6.875%, 9/15/11(n)                          355             360,630
GMAC LLC 6.875%, 8/28/12                             415             422,243
GMAC LLC 6.75%, 12/1/14(n)                           400             406,456
SLM Corp. 3.34%, 2/1/10(c)                         5,550           5,276,441
                                                              --------------
                                                                   7,901,293
                                                              --------------

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A
  5.486%, 12/29/49(b)(c)                           2,700           2,621,314
Wachovia Corp. 4.875%, 2/15/14                     1,145           1,103,030
                                                              --------------
                                                                   3,724,344
                                                              --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
  4.75%, 1/13/12(n)                                1,425           1,380,527

ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.
  5.25%, 6/1/15                                      885             861,450
Entergy Gulf States, Inc. 5.70%, 6/1/15            3,000           2,909,007
Entergy Gulf States, Inc. 5.25%, 8/1/15(n)           300             282,663
Southern Power Co. Series D 4.875%, 7/15/15          885             838,045
                                                              --------------
                                                                   4,891,165
                                                              --------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                                  2,000           1,935,534

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14(n)                175             167,122

GAS UTILITIES--0.1%
AmeriGas Partners LP 7.25%, 5/20/15                1,000             995,000

HEALTH CARE FACILITIES--0.0%
HCA, Inc. 144A 9.25%, 11/15/16(b)                    420             447,300



                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16(n)    $      925      $      912,775

HOME IMPROVEMENT RETAIL--0.1%
Home Depot, Inc. 5.875%, 12/16/36                    600             584,717

HOMEBUILDING--0.0%
Horton (D.R.), Inc. 5.25%, 2/15/15                   505             474,399

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16(n)       875             880,075

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A
  6.55%, 12/31/11(b)(e)                            5,000           5,178,355

INTEGRATED OIL & GAS--0.0%
ChevronTexaco Capital Co. 3.375%, 2/15/08            175             171,566

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Embarq Corp. 7.082%, 6/1/16                          635             645,203
Verizon Communications, Inc. 5.55%, 2/15/16          700             691,976
Verizon Global Funding Corp. 4.90%, 9/15/15(n)       720             682,427
                                                              --------------
                                                                   2,019,606
                                                              --------------

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.75%, 1/30/14                 850             803,991

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
  6.75%, 8/15/14                                      25              25,592

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(n)                  685             724,167

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13(n)              525             508,750
Dominion Resources, Inc. Series A
  5.60%, 11/15/16(n)                                 535             530,032
NiSource Finance Corp. 5.45%, 9/15/20(n)           2,960           2,749,976
                                                              --------------
                                                                   3,788,758
                                                              --------------

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17(n)                       1,040           1,071,200

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15                 900             892,907

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18(n)               1,250           1,137,520

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc.
  4.875%, 7/1/15                              $    1,255      $    1,169,851

OIL & GAS EQUIPMENT & SERVICES--0.1%
Weatherford International Ltd.
  5.50%, 2/15/16(n)                                1,100           1,060,583

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp. 6%, 1/15/37                           1,200           1,195,043

OIL & GAS REFINING & MARKETING--0.1%
Motiva Enterprises LLC 144A
  5.20%, 9/15/12(b)                                1,000             982,022

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC 5.70%, 1/5/16         2,420           2,255,655
ONEOK Partners LP 6.15%, 10/1/16(n)                  740             749,380
TEPPCO Partners LP 7.625%, 2/15/12                   420             448,876
                                                              --------------
                                                                   3,453,911
                                                              --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A
  7.174%, 2/15/12(b)(c)                            1,250           1,267,281
General Electric Capital Corp.
  5.375%, 10/20/16(n)                              1,200           1,191,895
TIAA Global Markets, Inc. 144A
  3.875%, 1/22/08(b)                               1,000             983,309
                                                              --------------
                                                                   3,442,485
                                                              --------------

PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12                        175             170,817
Tyson Foods, Inc. 6.85%, 4/1/16                      235             238,574
                                                              --------------
                                                                     409,391
                                                              --------------

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
  7.875%, 8/1/09(n)                                  440             454,300
Verso Paper Holdings LLC and
  Verso Paper, Inc. 144A 9.121%, 8/1/14(b)(c)        296             304,880
                                                              --------------
                                                                     759,180
                                                              --------------

REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(b)(c)                            1,300           1,266,052
Zions Bancorp 5.65%, 5/15/14                       1,750           1,735,153
                                                              --------------
                                                                   3,001,205
                                                              --------------

SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A
  10.125%, 12/15/16(b)(n)                          1,072           1,072,000

SPECIALIZED FINANCE--0.1%
CIT Group Holdings, Inc. 5.40%, 1/30/16(n)         1,000             979,167


                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
TOBACCO--0.1%
Reynolds American, Inc. 7.30%, 7/15/15        $      950      $      989,517

TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals North America, Inc.
  6.50%, 2/15/12                                     335             331,650

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F
  5.95%, 3/15/14                                   2,475           2,415,541
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $74,180,854)                                     73,638,355
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--13.3%

Banc of America Alternative Loan Trust
  06-9, A1 6%, 1/25/37                             4,283           4,277,301
Banc of America Funding Corp.
  04-1, 7A1 6%, 2/25/34                            6,705           6,708,167
Bear Stearns Adjustable Rate Mortgage
  Trust 05-12, 13A1 5.468%, 2/25/36(c)             2,255           2,224,523
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4 5.711%, 9/11/38(c)        2,400           2,446,744
Citigroup Mortgage Loan Trust, Inc.
  05-5, 2A3 5%, 8/25/35                            1,917           1,866,454
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1,
  AM 5.226%, 7/15/44(c)                            2,240           2,200,934
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.362%, 1/15/46(c)                               3,120           3,094,650
Countrywide Alternative Loan
  Trust 05-43, 4A2
  5.742%, 10/25/35(c)                                 90              89,160
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                   2,547           2,533,632
Countrywide Home Loans 6%, 2/25/37                 3,000           2,987,344
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.555%, 2/15/39(c)                               5,490           5,498,065
Crown Castle Towers LLC 05-1A,
  AFX 144A 4.643%, 6/15/35(b)                      2,510           2,447,314
CS First Boston Mortgage
  Securities Corp. 05-12,
  6A1 6%, 1/25/36                                  3,626           3,610,346
CS First Boston Mortgage
  Securities Corp. 97-C2 B
  6.72%, 1/17/35                                   9,000           9,071,895
CS First Boston Mortgage
  Securities Corp. 97-C2, A3
  6.55%, 1/17/35                                   3,952           3,973,371
CS First Boston Mortgage
  Securities Corp. 98-C1 B
  6.59%, 5/17/40                                   1,000           1,013,208

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
CS First Boston Mortgage Securities
  Corp. 99-C1, A2 7.29%, 9/15/41              $      327      $      337,363
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                      3,886           3,917,581
First Horizon Mortgage Pass-Through
  Trust 05-AR1, 2A1 5.013%, 4/25/35(c)             2,496           2,482,785
First Union - Lehman Brothers -
  Bank of America 98-C2, A2
  6.56%, 11/18/35                                    183             184,312
GE Capital Commercial Mortgage
  Corp. 04-C3, A4 5.189%, 7/10/39(c)                 350             343,614
GMAC Commercial Mortgage Securities,
  Inc. 97-C2, A3 6.566%, 4/15/29                     200             200,455
Greenwich Capital Commercial Funding
  Corp. 04-GG1, A7 5.317%, 6/10/36(c)                500             494,894
GS Mortgage Securities Corp. II
  05-GG4, AJ 4.782%, 7/10/39                       2,500           2,374,274
GS Mortgage Securities Corp. II 99-C1,
  A2 6.11%, 11/18/30(c)                            4,319           4,344,365
Indymac Index Mortgage Loan Trust
  05-AR8, B4 7.07%, 4/25/35(c)                     1,192           1,125,837
Indymac Index Mortgage Loan Trust
  06-AR25, 3A1 6.397%, 9/25/36(c)                    428             434,170
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.26%, 3/15/33                                   8,118           8,318,419
JPMorgan Mortgage Trust 05-S2,
  2A15 6%, 9/25/35                                 4,981           4,958,754
JPMorgan Mortgage Trust 05-S3,
  2A2 5.50%, 1/25/21                               2,418           2,392,525
JPMorgan Mortgage Trust 06-S1,
  1A1 6%, 4/25/36                                  3,861           3,846,798
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C4, A2
  4.567%, 6/15/29(c)                                 250             245,575
Lehman Brothers - UBS Commercial
  Mortgage Trust 06-C6, A4
  5.372%, 9/15/39                                  2,105           2,072,109
Lehman Brothers Commercial Conduit
  Mortgage Trust 98-C4, A1B
  6.21%, 10/15/35                                    969             976,520
MASTR Alternative Loans Trust
  05-5, 3A1 5.75%, 8/25/35                         3,321           3,297,414
MASTR Resecuritization Trust
  05-1 144A 5%, 10/28/34(b)                        1,478           1,401,796
Merrill Lynch Mortgage Trust
  06-C1, AM 5.66%, 5/12/39(c)                      2,200           2,229,150
Morgan Stanley Capital I 06-T23,
  A4 5.81%, 8/12/41(c)                             2,570           2,640,790


                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                   $    1,238      $    1,293,430
RAAC Series 05-SP1, 1A1
  5%, 9/25/34                                        188             179,456
Residential Accredit Loans,
  Inc. 06-QA1, A21 5.991%, 1/25/36(c)              4,659           4,677,148
Residential Funding Mortgage
  Securities I, Inc. 05-SA1,
  2A 4.882%, 3/25/35(c)                            2,672           2,631,632
Structured Asset Securities
  Corp. 03-32, 1A1 5.23%, 11/25/33(c)              1,979           1,909,284
Structured Asset Securities Corp.
  05-17, 1A6 5.50%, 10/25/35                       2,939           2,874,020
Structured Asset Securities Corp.
  05-6, 4A1 5%, 5/25/35                            4,145           3,941,901
Timberstar Trust 06-1A A 144A
  5.668%, 10/15/36(b)                              2,250           2,258,804
Wachovia Bank Commercial
  Mortgage Trust 04-C12,
  A4 5.233%, 7/15/41(c)                              300             297,344
Washington Mutual, Inc. 05-AR3,
  A2 4.639%, 3/25/35(c)                              133             130,487
Wells Fargo Mortgage Backed Securities
  Trust 04-BB, A1 4.557%, 1/25/35(c)               1,917           1,879,470
Wells Fargo Mortgage Backed Securities
  Trust 04-EE, 2A3 3.989%, 12/25/34(c)             1,860           1,808,139
Wells Fargo Mortgage Backed Securities
  Trust 05-14, 2A1 5.50%, 12/25/35                 4,455           4,346,310
Wells Fargo Mortgage Backed Securities
  Trust 05-5, 1A1 5%, 5/25/20                      3,864           3,748,267
Wells Fargo Mortgage Backed Securities
  Trust 05-AR10, 2A16 4.109%, 6/25/35(c)           1,065           1,047,694
Wells Fargo Mortgage Backed Securities
  Trust 05-AR16, 6A3 5%, 10/25/35(c)               1,227           1,211,383
Wells Fargo Mortgage Backed Securities
  Trust 05-AR4, 2A1 4.523%, 4/25/35(c)             4,583           4,516,558
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $142,702,113)                                   141,413,935
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.1%

BRAZIL--0.3%
Federative Republic of Brazil
  9.25%, 10/22/10                                    100             112,750
Federative Republic of Brazil
  10.50%, 7/14/14                                     30              37,875
Federative Republic of Brazil
  7.875%, 3/7/15(n)                                1,395           1,549,845
Federative Republic of Brazil
  11%, 8/17/40                                     1,070           1,410,528
                                                              --------------
                                                                   3,110,998
                                                              --------------

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
CANADA--0.1%
Commonwealth of Canada 4.25%, 9/1/09               1,280(h)   $    1,091,687

CHILE--0.1%
Republic of Chile 5.76%, 1/28/08(c)           $      750             751,875

GERMANY--0.1%
Federal Republic of Germany 3.25%, 4/17/09           835(i)        1,071,695

NORWAY--0.1%
Kingdom of Norway 5.50%, 5/15/09                   6,200(j)        1,010,903

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25             285             403,631
Republic of Philippines 6.375%, 1/15/32              445             432,207
                                                              --------------
                                                                     835,838
                                                              --------------

RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f)          1,250           1,391,406

SWEDEN--0.1%
Kingdom of Sweden Series 1043 5%, 1/28/09          6,825(k)        1,002,742

UKRAINE--0.1%
Republic of Ukraine, Ministry of Finance 144A
  6.58%, 11/21/16(b)                                 905             908,077
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,878,985)                                     11,175,221
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--2.2%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13                 900             953,860

AUSTRALIA--0.1%
Westfield Capital Corp. 144A
  4.375%, 11/15/10(b)                                175             168,250
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                                575             555,318
                                                              --------------
                                                                     723,568
                                                              --------------

BRAZIL--0.0%
Vale Overseas Ltd. 6.25%, 1/23/17                    375             375,705

CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14                1,145           1,122,100
European Investment Bank 144A,
  4.60%, 1/30/37(b)                                1,000             839,531
Husky Energy, Inc. 6.15%, 6/15/19                    455             457,934
                                                              --------------
                                                                   2,419,565
                                                              --------------

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
CHILE--0.4%
Banco Santander Chile 144A
  5.375%, 12/9/14(b)                          $      875      $      855,845
Celulosa Arauco y Constitucion SA
  5.625%, 4/20/15                                  1,300           1,266,663
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                                1,747           1,655,751
                                                              --------------
                                                                   3,778,259
                                                              --------------

GERMANY--0.3%
Deutsche Bank AG NY Series GS
  2.513%, 3/22/12(c)                               2,750           2,554,475
Deutsche Telekom International
  Finance BV 8%, 6/15/10(n)                          675             727,060
                                                              --------------
                                                                   3,281,535
                                                              --------------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
  7%, 11/3/09(b)                                   1,150           1,165,755

MEXICO--0.2%
America Movil S.A. de C.V
  5.75%, 1/15/15(n)                                1,055           1,040,834
Pemex Project Funding Master Trust
  5.75%, 12/15/15                                  1,200           1,170,000
Vitro S.A. de C.V. 144A
  8.625%, 2/1/12(b)                                  170             172,550
                                                              --------------
                                                                   2,383,384
                                                              --------------

RUSSIA--0.0%
Gazprom Gaz Capital SA 144A
  6.212%, 11/22/16(b)                                440             434,060

SINGAPORE--0.2%
DBS Bank Ltd. 144A
  5%, 11/15/19(b)(c)                               1,900           1,828,286

SOUTH KOREA--0.1%
Korea Development Bank
  5.50%, 11/13/12(n)                                 790             791,939

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co.
  144A 5.875%, 10/27/16(b)                           940             938,593

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c)               3,250           3,196,193
Tate & Lyle International Finance plc
  144A 6.625%, 6/15/16(b)                            900             948,719
Vodafone Group plc 5%, 9/15/15(n)                    475             449,373
                                                              --------------
                                                                   4,594,285
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $24,091,656)                                     23,668,794
----------------------------------------------------------------------------

PHOENIX BALANCED FUND

                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
DOMESTIC LOAN AGREEMENTS--0.1%


HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
  6.86%, 12/1/12                              $      585      $      583,537
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $585,000)                                           583,537
----------------------------------------------------------------------------

                                                SHARES             VALUE
                                              ----------      --------------
DOMESTIC COMMON STOCKS--58.8%

AEROSPACE & DEFENSE--2.2%
General Dynamics Corp.(n)                         19,200           1,500,480
Honeywell International, Inc.(n)                  72,300           3,303,387
Lockheed Martin Corp.(n)                          50,500           4,908,095
Northrop Grumman Corp.(n)                         34,200           2,426,148
Raytheon Co.(n)                                   38,500           1,998,150
United Technologies Corp.(n)                     132,600           9,019,452
                                                              --------------
                                                                  23,155,712
                                                              --------------

AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp.(n)                                    15,800           1,744,320
United Parcel Service, Inc.
  Class B(n)                                      11,400             823,992
                                                              --------------
                                                                   2,568,312
                                                              --------------

AIRLINES--0.2%
AMR Corp.(m)(n)                                   26,000             963,300
Southwest Airlines Co.(n)                         74,100           1,118,910
                                                              --------------
                                                                   2,082,210
                                                              --------------

APPAREL RETAIL--0.2%
Gap, Inc. (The)(n)                               118,300           2,267,811

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp.                                          21,200           1,608,444

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Bank of New York Co., Inc. (The)(n)               68,100           2,724,681
Federated Investors, Inc. Class B                 37,000           1,306,470
Franklin Resources, Inc.(n)                       21,200           2,525,132
Mellon Financial Corp.(n)                         29,500           1,260,830
Northern Trust Corp.                              53,900           3,274,425
State Street Corp.(n)                             38,700           2,749,635
                                                              --------------
                                                                  13,841,173
                                                              --------------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp.(n)                           72,800           2,390,752


                                                SHARES             VALUE
                                              ----------      --------------

BIOTECHNOLOGY--0.6%
Amgen, Inc.(m)(n)                                 15,600      $    1,097,772
Biogen Idec, Inc.(m)(n)                           39,000           1,885,260
Cephalon, Inc.(m)(n)                              36,300           2,628,483
Millennium Pharmaceuticals, Inc.(m)(n)            89,100             989,010
                                                              --------------
                                                                   6,600,525
                                                              --------------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.(n)                      73,400           3,741,198
Molson Coors Brewing Co. Class B(n)               21,200           1,712,960
                                                              --------------
                                                                   5,454,158
                                                              --------------

BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B(n)                             195,100           6,081,267

BUILDING PRODUCTS--0.2%
Masco Corp.(n)                                    67,900           2,172,121

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.(n)                    54,200           2,010,820

COMMUNICATIONS EQUIPMENT--1.9%
Avaya, Inc.(m)(n)                                 64,100             822,403
Cisco Systems, Inc.(m)(n)                        437,200          11,625,148
Harris Corp.(n)                                   21,900           1,112,958
Motorola, Inc.                                   285,800           5,673,130
Tellabs, Inc.(m)(n)                               56,600             569,962
                                                              --------------
                                                                  19,803,601
                                                              --------------

COMPUTER HARDWARE--2.6%
Dell, Inc.(m)(n)                                 158,000           3,831,500
Hewlett-Packard Co.                              224,600           9,720,688
International Business Machines Corp.(n)         138,000          13,682,700
Sun Microsystems, Inc.(m)(n)                     111,000             737,040
                                                              --------------
                                                                  27,971,928
                                                              --------------

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(m)(n)                                  105,100           1,470,349
Emulex Corp.(m)(n)                                67,400           1,196,350
Lexmark International, Inc. Class A(m)(n)         19,400           1,222,782
                                                              --------------
                                                                   3,889,481
                                                              --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
PACCAR, Inc.(n)                                   30,500           2,039,535
Toro Co. (The)(n)                                 28,500           1,461,195
                                                              --------------
                                                                   3,500,730
                                                              --------------

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.(n)           7,100             671,447

CONSUMER FINANCE--0.6%
American Express Co.                              82,800           4,820,616

PHOENIX BALANCED FUND

                                                SHARES             VALUE
                                              ----------      --------------

CONSUMER FINANCE--(CONTINUED)
Capital One Financial Corp.(n)                    22,600      $    1,817,040
                                                              --------------
                                                                   6,637,656
                                                              --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing, Inc.                   64,700           3,087,484
Computer Sciences Corp.(m)(n)                     10,500             550,830
Fiserv, Inc.(m)(n)                                56,600           2,975,462
                                                              --------------
                                                                   6,613,776
                                                              --------------

DEPARTMENT STORES--1.4%
Federated Department Stores, Inc.(n)             112,900           4,684,221
Nordstrom, Inc.(n)                                91,900           5,119,749
Penney (J.C.) Co., Inc.(n)                        64,500           5,239,980
                                                              --------------
                                                                  15,043,950
                                                              --------------

DIVERSIFIED BANKS--2.1%
Comerica, Inc.(n)                                 26,400           1,565,520
U.S. Bancorp(n)                                   59,100           2,103,960
Wachovia Corp.(n)                                193,300          10,921,450
Wells Fargo & Co.(n)                             206,800           7,428,256
                                                              --------------
                                                                  22,019,186
                                                              --------------

DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The)(n)                         54,900           2,280,546
PPG Industries, Inc.(n)                            8,200             543,578
                                                              --------------
                                                                   2,824,124
                                                              --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.(m)(n)                      18,600           1,581,000

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(n)                          41,000           2,357,910

ELECTRIC UTILITIES--0.2%
PPL Corp.                                         49,300           1,755,080

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.(n)                          119,500           5,373,915

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(m)                     43,000           1,376,000

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(m)(n)                       19,400             459,004

FOOD RETAIL--0.2%
Kroger Co. (The)(n)                               75,500           1,932,800

FOOTWEAR--0.3%
Nike, Inc. Class B                                31,500           3,112,515


                                                SHARES             VALUE
                                              ----------      --------------

GENERAL MERCHANDISE STORES--0.1%
Family Dollar Stores, Inc.(n)                     44,100      $    1,428,840

HEALTH CARE DISTRIBUTORS--0.8%
Cardinal Health, Inc.(n)                          63,900           4,563,738
McKesson Corp.(n)                                 67,400           3,757,550
                                                              --------------
                                                                   8,321,288
                                                              --------------

HEALTH CARE EQUIPMENT--0.8%
Baxter International, Inc.(n)                     65,600           3,257,696
Becton, Dickinson & Co.(n)                        66,700           5,131,898
                                                              --------------
                                                                   8,389,594
                                                              --------------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(m)(n)                18,600           1,101,306

HEALTH CARE TECHNOLOGY--0.2%
Emdeon Corp.(m)(n)                               161,800           2,307,268

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)(n)                         62,700           2,554,398
Sherwin-Williams Co. (The)(n)                     73,200           5,058,120
                                                              --------------
                                                                   7,612,518
                                                              --------------

HOUSEHOLD APPLIANCES--0.1%
Whirlpool Corp.(n)                                10,500             960,015

HOUSEHOLD PRODUCTS--0.6%
Colgate-Palmolive Co.                             15,100           1,031,330
Kimberly-Clark Corp.(n)                           78,900           5,475,660
                                                              --------------
                                                                   6,506,990
                                                              --------------

HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc.(n)                        97,400           2,877,196

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.(n)               41,200           2,989,060
TXU Corp.(n)                                      38,600           2,087,488
                                                              --------------
                                                                   5,076,548
                                                              --------------

INDUSTRIAL CONGLOMERATES--1.0%
3M Co.(n)                                         12,100             899,030
General Electric Co.(g)                          279,200          10,065,160
                                                              --------------
                                                                  10,964,190
                                                              --------------

INDUSTRIAL MACHINERY--0.6%
Dover Corp.                                       15,100             748,960
Eaton Corp.(n)                                    56,800           4,450,280
Parker-Hannifin Corp.                             16,000           1,324,160
                                                              --------------
                                                                   6,523,400
                                                              --------------

INSURANCE BROKERS--0.1%
AON Corp.(n)                                      29,000           1,039,940

PHOENIX BALANCED FUND

                                                SHARES             VALUE
                                              ----------      --------------

INTEGRATED OIL & GAS--5.0%
Chevron Corp.(n)                                 103,200      $    7,521,216
ConocoPhillips(n)                                 56,300           3,738,883
Exxon Mobil Corp.(n)                             406,500          30,121,650
Marathon Oil Corp.(n)                             18,600           1,680,324
Occidental Petroleum Corp.                       211,800           9,819,048
                                                              --------------
                                                                  52,881,121
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.(n)                                    401,828          15,120,769
Citizens Communications Co.(n)                   198,600           2,911,476
Qwest Communications International,
  Inc.(m)(n)                                     315,400           2,570,510
Verizon Communications, Inc.(n)                  220,500           8,493,660
                                                              --------------
                                                                  29,096,415
                                                              --------------

INTERNET RETAIL--0.3%
Expedia, Inc.(m)                                  50,500           1,083,225
IAC/InterActiveCorp.(m)(n)                        42,300           1,624,320
                                                              --------------
                                                                   2,707,545
                                                              --------------

INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(m)(n)                                  78,100           2,529,659
RealNetworks, Inc.(m)(n)                          38,900             415,063
                                                              --------------
                                                                   2,944,722
                                                              --------------

INVESTMENT BANKING & BROKERAGE--1.2%
Merrill Lynch & Co., Inc.(n)                     100,000           9,356,000
Morgan Stanley                                    40,800           3,377,832
                                                              --------------
                                                                  12,733,832
                                                              --------------

LIFE & HEALTH INSURANCE--2.3%
AFLAC, Inc.(n)                                    50,900           2,423,349
Lincoln National Corp.(n)                         65,600           4,404,384
MetLife, Inc.(n)                                 142,700           8,864,524
Principal Financial Group, Inc.
  (The)(n)                                        56,500           3,480,965
Protective Life Corp.(n)                           8,200             401,226
Prudential Financial, Inc.(n)                     44,000           3,921,720
StanCorp Financial Group, Inc.(n)                  9,400             449,790
                                                              --------------
                                                                  23,945,958
                                                              --------------

LIFE SCIENCES TOOLS & SERVICES--0.4%
PerkinElmer, Inc.(n)                              46,300           1,105,181
Thermo Fisher Scientific, Inc.(m)(n)              65,800           3,148,530
                                                              --------------
                                                                   4,253,711
                                                              --------------

MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                       78,600           3,313,776
CIGNA Corp.(n)                                    17,100           2,264,040
UnitedHealth Group, Inc.                          94,700           4,949,022


                                                SHARES             VALUE
                                              ----------      --------------

MANAGED HEALTH CARE--(CONTINUED)
WellPoint, Inc.(m)                                50,900      $    3,989,542
                                                              --------------
                                                                  14,516,380
                                                              --------------

MORTGAGE REITS--0.1%
American Home Mortgage Investment
  Corp.(n)                                        25,100             876,994

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.(n)                          10,900             744,143

MOVIES & ENTERTAINMENT--0.6%
Time Warner, Inc.(n)                             157,000           3,433,590
Walt Disney Co. (The)(n)                          65,000           2,286,050
Warner Music Group Corp.(n)                       43,300             928,352
                                                              --------------
                                                                   6,647,992
                                                              --------------

MULTI-LINE INSURANCE--0.3%
American International Group, Inc.(n)             36,900           2,525,805
Hartford Financial Services Group, Inc.
  (The)(n)                                         7,600             721,316
Unitrin, Inc.(n)                                   7,800             399,438
                                                              --------------
                                                                   3,646,559
                                                              --------------

MULTI-UTILITIES--0.1%
PG&E Corp.                                        25,700           1,199,676

OFFICE ELECTRONICS--0.1%
Xerox Corp.(m)(n)                                 73,800           1,269,360

OIL & GAS DRILLING--0.4%
ENSCO International, Inc.(n)                      11,500             585,005
Grey Wolf, Inc.(m)(n)                            213,400           1,457,522
Pride International, Inc.(m)(n)                   33,300             959,373
TODCO(m)(n)                                       34,900           1,208,587
                                                              --------------
                                                                   4,210,487
                                                              --------------

OIL & GAS EQUIPMENT & SERVICES--0.5%
Halliburton Co.(n)                               109,100           3,222,814
National Oilwell Varco, Inc.(m)                    8,500             515,440
Tidewater, Inc.(n)                                30,500           1,572,885
                                                              --------------
                                                                   5,311,139
                                                              --------------

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.(n)                                   15,100             953,263

OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                            401,400          21,105,612
Citigroup, Inc.(n)                               188,300          10,380,979
JPMorgan Chase & Co.                             284,200          14,474,306
                                                              --------------
                                                                  45,960,897
                                                              --------------

PACKAGED FOODS & MEATS--1.0%
Campbell Soup Co.(n)                              59,500           2,289,560

PHOENIX BALANCED FUND

                                                SHARES             VALUE
                                              ----------      --------------

PACKAGED FOODS & MEATS--(CONTINUED)
ConAgra Foods, Inc.(n)                            90,200      $    2,319,042
General Mills, Inc.(n)                            51,700           2,959,308
Heinz (H.J.) Co.(n)                               56,000           2,638,720
                                                              --------------
                                                                  10,206,630
                                                              --------------

PERSONAL PRODUCTS--0.5%
Estee Lauder Cos., Inc. (The) Class A(n)          71,700           3,405,750
NBTY, Inc.(m)                                     32,800           1,700,680
                                                              --------------
                                                                   5,106,430
                                                              --------------

PHARMACEUTICALS--3.6%
Abbott Laboratories(n)                            34,400           1,823,200
Barr Pharmaceuticals, Inc.(m)                     22,900           1,225,608
Endo Pharmaceuticals Holdings, Inc.(m)(n)         35,800           1,099,776
Forest Laboratories, Inc.(m)(n)                    7,400             415,214
Johnson & Johnson                                221,700          14,809,560
Merck & Co., Inc.(n)                              78,900           3,530,775
Pfizer, Inc.                                     496,500          13,028,160
Watson Pharmaceuticals, Inc.(m)(n)                15,100             411,022
Wyeth(n)                                          41,900           2,070,279
                                                              --------------
                                                                  38,413,594
                                                              --------------

PROPERTY & CASUALTY INSURANCE--1.7%
Allstate Corp. (The)(n)                          136,100           8,187,776
Chubb Corp. (The)                                 25,000           1,301,000
Philadelphia Consolidated Holding Co.(m)(n)       11,400             513,684
Progressive Corp. (The)(n)                        64,300           1,491,117
St. Paul Travelers Cos., Inc. (The)              118,800           6,040,980
                                                              --------------
                                                                  17,534,557
                                                              --------------

RAILROADS--0.4%
Burlington Northern Santa Fe Corp.(n)             28,000           2,250,080
Norfolk Southern Corp.                            30,000           1,489,500
                                                              --------------
                                                                   3,739,580
                                                              --------------

REGIONAL BANKS--0.5%
Bank of Hawaii Corp.(n)                           22,200           1,162,170
KeyCorp(n)                                        52,400           2,000,108
National City Corp.(n)                            14,800             560,180
SunTrust Banks, Inc.(n)                           10,300             855,930
Synovus Financial Corp.(n)                        26,700             852,531
                                                              --------------
                                                                   5,430,919
                                                              --------------

RESIDENTIAL REITS--0.1%
Archstone-Smith Trust(n)                          16,500           1,042,965

RESTAURANTS--0.9%
McDonald's Corp.(n)                              154,600           6,856,510


                                                SHARES             VALUE
                                              ----------      --------------

RESTAURANTS--(CONTINUED)
Yum! Brands, Inc.(n)                              49,300      $    2,958,493
                                                              --------------
                                                                   9,815,003
                                                              --------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                           31,900             565,587
Lam Research Corp.(m)(n)                          18,800             861,228
Novellus Systems, Inc.(m)(n)                      42,600           1,313,358
Teradyne, Inc.(m)(n)                              62,700             934,230
                                                              --------------
                                                                   3,674,403
                                                              --------------

SEMICONDUCTORS--1.1%
Atmel Corp.(m)(n)                                106,000             633,880
Integrated Device Technology, Inc.(m)(n)          92,700           1,402,551
Intel Corp.(n)                                   152,800           3,202,688
LSI Logic Corp.(m)(n)                            107,000           1,005,800
National Semiconductor Corp.(n)                   42,300             978,399
ON Semiconductor Corp.(m)(n)                      70,600             590,216
Texas Instruments, Inc.(n)                       127,000           3,961,130
                                                              --------------
                                                                  11,774,664
                                                              --------------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)(n)                            95,600           4,577,328
Pepsi Bottling Group, Inc. (The)                  83,500           2,641,105
                                                              --------------
                                                                   7,218,433
                                                              --------------

SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc.(n)                     46,800           1,032,876

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.(n)                              16,500             858,990

SPECIALTY STORES--0.0%
Barnes & Noble, Inc.(n)                           11,100             432,123

STEEL--0.3%
Chaparral Steel Co.                               12,100             620,488
Nucor Corp.                                       26,700           1,723,218
United States Steel Corp.(n)                       6,400             534,336
                                                              --------------
                                                                   2,878,042
                                                              --------------

SYSTEMS SOFTWARE--1.9%
BMC Software, Inc.(m)(n)                          37,700           1,296,503
Microsoft Corp.                                  436,700          13,476,562
Oracle Corp.(m)(n)                               301,400           5,172,024
Symantec Corp.(m)(n)                              25,300             448,063
                                                              --------------
                                                                  20,393,152
                                                              --------------

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(m)(n)                     29,200           1,029,300

PHOENIX BALANCED FUND

                                                SHARES             VALUE
                                              ----------      --------------

TOBACCO--0.5%
Altria Group, Inc.(n)                              5,400      $      471,906
Loews Corp. - Carolina Group(n)                   61,400           4,208,356
Reynolds American, Inc.(n)                        17,600           1,135,200
                                                              --------------
                                                                   5,815,462
                                                              --------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.(n)                           175,200           3,123,816
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $508,187,436)                                   623,687,634
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States)           69,000           2,199,720

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A
  (United States)(n)                             148,500           6,367,680
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,453,758)                                       8,567,400
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $937,879,793)                                 1,050,355,449
                                                              --------------

SHORT-TERM INVESTMENTS--19.3%

MONEY MARKET MUTUAL FUNDS--18.2%
State Street Navigator Prime Plus
  (4.80% seven day effective yield)(o)       193,094,365         193,094,365



                                               PAR VALUE
                                                 (000)            VALUE
                                              ----------      --------------
COMMERCIAL PAPER(p)--1.1%
UBS Finance Delaware LLC 5.26%, 2/1/07        $      170      $      170,000
Bank of America Corp. 5.24%, 2/6/07                2,360           2,358,283
Honeywell International 5.25%, 2/6/07              2,545           2,543,144
Ranger Funding Co. LLC 5.25%, 2/8/07               5,950           5,943,926
                                                              --------------
                                                                  11,015,353
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $204,109,718)                                   204,109,718
----------------------------------------------------------------------------
TOTAL INVESTMENTS--118.3%
(IDENTIFIED COST $1,141,989,511)                               1,254,465,167(a)

Other assets and liabilities, net--(18.3)%                      (194,015,899)
                                                              --------------
NET ASSETS--100.0%                                            $1,060,449,268
                                                              ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $123,771,421 and gross depreciation of $12,488,687 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,143,182,433.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $37,989,624 or 3.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in
    Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2007, these securities amounted to a value of $5,178,355 or 0.5% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) All or a portion  segregated as collateral for when-issued  securities.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value  represents  Norwegian  Krone.
(k) Par value  represents  Swedish Krona.
(l) Escrowed to maturity.
(m) Non-income producing.
(n) All or a portion of security is on loan.
(o) Represents security purchased with cash collateral received for securities on loan.
(p) The rate shown is the discount rate.
(q) When-issued security.

PHOENIX CAPITAL GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                SHARES             VALUE
                                              ----------      --------------
DOMESTIC COMMON STOCKS--98.8%

AEROSPACE & DEFENSE--3.1%
Lockheed Martin Corp.(d)                          52,650      $    5,117,054
Rockwell Collins, Inc.                           135,750           9,259,507
                                                              --------------
                                                                  14,376,561
                                                              --------------

AIRLINES--1.9%
Continental Airlines, Inc. Class B(b)(d)         215,800           8,953,542

APPAREL RETAIL--1.5%
American Eagle Outfitters, Inc.(d)               211,250           6,840,275

APPLICATION SOFTWARE--2.0%
BEA Systems, Inc.(b)(d)                          757,950           9,345,524

ASSET MANAGEMENT & CUSTODY BANKS--2.8%
Affiliated Managers Group, Inc.(b)(d)             29,050           3,236,170
Northern Trust Corp.                              94,350           5,731,762
Nuveen Investments, Inc. Class A(d)               85,700           4,242,150
                                                              --------------
                                                                  13,210,082
                                                              --------------

BIOTECHNOLOGY--1.0%
Gilead Sciences, Inc.(b)                          69,400           4,463,808

COMMUNICATIONS EQUIPMENT--5.4%
Avaya, Inc.(b)(d)                                358,250           4,596,348
Cisco Systems, Inc.(b)(d)                        596,950          15,872,900
Motorola, Inc.                                   233,950           4,643,907
                                                              --------------
                                                                  25,113,155
                                                              --------------

COMPUTER & ELECTRONICS RETAIL--0.5%
Circuit City Stores, Inc.(d)                     116,400           2,375,724

COMPUTER HARDWARE--3.0%
Dell, Inc.(b)(d)                                 120,900           2,931,825
Hewlett-Packard Co.                              180,700           7,820,696
International Business Machines Corp.(d)          33,300           3,301,695
                                                              --------------
                                                                  14,054,216
                                                              --------------

COMPUTER STORAGE & PERIPHERALS--1.3%
QLogic Corp.(b)(d)                               327,050           5,985,015

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Caterpillar, Inc.(d)                             103,700           6,644,059

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Convergys Corp.(b)(d)                            139,200           3,624,768


                                                SHARES             VALUE
                                              ----------      --------------

DEPARTMENT STORES--4.6%
Federated Department Stores, Inc.(d)             297,150      $   12,328,753
Kohl's Corp.(b)(d)                                54,150           3,839,777
Penney (J.C.) Co., Inc.(d)                        66,300           5,386,212
                                                              --------------
                                                                  21,554,742
                                                              --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
Equifax, Inc.(d)                                  97,500           4,049,175

DIVERSIFIED METALS & MINING--2.6%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)(d)                      212,350          12,212,248

ENVIRONMENTAL & FACILITIES SERVICES--1.7%
Allied Waste Industries, Inc.(b)(d)              366,950           4,693,291
Waste Management, Inc.(d)                         78,950           2,998,521
                                                              --------------
                                                                   7,691,812
                                                              --------------

HEALTH CARE SERVICES--1.3%
Laboratory Corporation of America
  Holdings(b)(d)                                  79,100           5,809,104

HOUSEHOLD PRODUCTS--3.3%
Colgate-Palmolive Co.(d)                         107,900           7,369,570
Energizer Holdings, Inc.(b)(d)                    45,700           3,895,011
Procter & Gamble Co. (The)(d)                     62,200           4,034,914
                                                              --------------
                                                                  15,299,495
                                                              --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.2%
AES Corp. (The)(b)(d)                            298,900           6,214,131
TXU Corp.(d)                                     161,650           8,742,032
                                                              --------------
                                                                  14,956,163
                                                              --------------

INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                             178,250           6,425,913

INDUSTRIAL GASES--0.6%
Airgas, Inc.                                      67,700           2,817,674

INDUSTRIAL MACHINERY--0.7%
Danaher Corp.(d)                                  43,700           3,236,422

INTEGRATED OIL & GAS--2.8%
Exxon Mobil Corp.(d)                              45,300           3,356,730
Marathon Oil Corp.(d)                            104,500           9,440,530
                                                              --------------
                                                                  12,797,260
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Citizens Communications Co.(d)                   489,750           7,179,735

PHOENIX CAPITAL GROWTH FUND


                                                SHARES             VALUE
                                              ----------      --------------

INVESTMENT BANKING & BROKERAGE--2.1%
Charles Schwab Corp. (The)(d)                    525,500      $    9,942,460

LEISURE PRODUCTS--1.4%
Marvel Entertainment, Inc.(b)(d)                 239,800           6,695,216

LIFE SCIENCES TOOLS & SERVICES--0.7%
Waters Corp.(b)                                   61,200           3,469,428

MANAGED HEALTH CARE--4.6%
Aetna, Inc.                                       69,400           2,925,904
UnitedHealth Group, Inc.                         112,100           5,858,346
WellCare Health Plans, Inc.(b)(d)                106,750           8,270,990
WellPoint, Inc.(b)(d)                             55,900           4,381,442
                                                              --------------
                                                                  21,436,682
                                                              --------------

MOVIES & ENTERTAINMENT--2.2%
Walt Disney Co. (The)(d)                         292,200          10,276,674

OIL & GAS EQUIPMENT & SERVICES--1.4%
Halliburton Co.(d)                                90,850           2,683,709
Schlumberger Ltd.(d)                              63,200           4,012,568
                                                              --------------
                                                                   6,696,277
                                                              --------------

OIL & GAS REFINING & MARKETING--0.8%
Valero Energy Corp.                               64,850           3,520,058

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp.(d)                          85,250           4,482,445

PACKAGED FOODS & MEATS--2.0%
Campbell Soup Co.(d)                             236,600           9,104,368

PHARMACEUTICALS--9.1%
King Pharmaceuticals, Inc.(b)(d)                 441,050           7,877,153
Merck & Co., Inc.(d)                             213,500           9,554,125
Mylan Laboratories, Inc.(d)                      569,600          12,610,944
Pfizer, Inc.                                     320,150           8,400,736
Schering-Plough Corp.(d)                         163,900           4,097,500
                                                              --------------
                                                                  42,540,458
                                                              --------------

PROPERTY & CASUALTY INSURANCE--1.6%
Berkley (W.R.) Corp.                             220,400           7,293,036

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
CB Richard Ellis Group, Inc. Class A(b)(d)        86,850           3,266,429

RESTAURANTS--1.7%
Brinker International, Inc.(d)                    95,500           3,013,025
Yum! Brands, Inc.                                 78,500           4,710,785
                                                              --------------
                                                                   7,723,810
                                                              --------------

SEMICONDUCTOR EQUIPMENT--1.7%
Lam Research Corp.(b)(d)                         101,150           4,633,681


                                                SHARES             VALUE
                                              ----------      --------------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Novellus Systems, Inc.(b)(d)                      99,350      $    3,062,961
                                                              --------------
                                                                   7,696,642
                                                              --------------

SEMICONDUCTORS--4.6%
Intel Corp.                                      370,500           7,765,680
National Semiconductor Corp.(d)                  240,250           5,556,983
NVIDIA Corp.(b)(d)                                73,300           2,246,645
Texas Instruments, Inc.(d)                       191,250           5,965,087
                                                              --------------
                                                                  21,534,395
                                                              --------------

SOFT DRINKS--2.1%
Pepsi Bottling Group, Inc. (The)                 301,150           9,525,374

SPECIALIZED FINANCE--3.0%
Moody's Corp.                                    195,550          13,993,558

SPECIALTY STORES--1.0%
Office Depot, Inc.(b)(d)                         119,800           4,479,322

SYSTEMS SOFTWARE--7.1%
Microsoft Corp.                                  365,050          11,265,443
Oracle Corp.(b)(d)                               910,350          15,621,606
Symantec Corp.(b)(d)                             356,550           6,314,500
                                                              --------------
                                                                  33,201,549
                                                              --------------

TRUCKING--0.7%
Hunt (J.B.) Transport Services, Inc.(d)          134,350           3,376,216
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $404,389,508)                                   459,270,869
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $404,389,508)                                   459,270,869
                                                              --------------

SHORT-TERM INVESTMENTS--19.5%


MONEY MARKET MUTUAL FUNDS--18.0%
State Street Navigator Prime Plus
  (4.80% seven day effective yield)(f)        83,522,809          83,522,809


                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

COMMERCIAL PAPER(e)--1.5%
Alpine Securitization 5.25%, 2/7/07           $    2,580      $    2,577,743
UBS Finance Delaware LLC 5.26%, 2/1/07             4,635           4,635,000
                                                              --------------
                                                                   7,212,743
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $90,735,552)                                     90,735,552
----------------------------------------------------------------------------

PHOENIX CAPITAL GROWTH FUND

                                                                    VALUE
                                                              --------------

TOTAL INVESTMENTS--118.3%
(IDENTIFIED COST $495,125,060)                                $  550,006,421(a)

Other assets and liabilities, net--(18.3)%                       (84,903,924)
                                                              --------------
NET ASSETS--100.0%                                            $  465,102,497
                                                              ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,430,917 and gross depreciation of $5,904,586 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $497,480,090.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(d) All or a portion of security is on loan.
(e) The rate shown is the discount rate.
(f) Represents security purchased with cash collateral received for securities on loan.

PHOENIX CORE BOND FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond 4.50%, 2/15/36(g)          $      425      $      397,242

U.S. TREASURY NOTES--1.4%
U.S. Treasury Note 4.50%, 9/30/11(g)                 150             147,961
U.S. Treasury Note 4.75%, 1/31/12                    695             692,937
U.S. Treasury Note 4.875%, 8/15/16(g)                150             150,445
                                                              --------------
                                                                     991,343
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,379,108)                                       1,388,585
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--26.8%

FHLMC 6%, 10/1/34                                    734             737,860
FNCL 6%, 2/1/37                                      695             696,466
FNMA 6%, 10/1/14                                     537             543,403
FNMA 6.50%, '16-'36                                2,222           2,268,752
FNMA 6%, 7/1/17                                      152             153,739
FNMA 5.50%, '17-'35                                6,570           6,485,556
FNMA 5%, '20-'35                                   2,107           2,041,561
FNMA 4.50%, 5/1/20                                   969             930,345
FNMA 6%, 5/1/29                                      308             311,127
FNMA 7.50%, 3/1/31                                   206             214,205
FNMA 7%, 7/1/31                                      160             165,004
FNMA 7%, 9/1/31                                      245             252,090
FNMA 6%, 6/1/36                                      485             487,181
GNMA 8.50%, 11/15/22                                   1                 763
GNMA 6.50%, 9/15/28                                  245             251,745
GNMA 7.50%, 9/15/29                                  183             190,910
GNMA 5%, 7/15/33                                   2,252           2,177,173
GNMA 6%, 6/15/34                                     626             632,817
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,608,483)                                     18,540,697
----------------------------------------------------------------------------

MUNICIPAL BONDS--10.9%

CALIFORNIA--3.7%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19
  (MBIA Insured)                                   1,000           1,073,480


                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

CALIFORNIA--(CONTINUED)
Contra Costa County Fire Protection
  District Taxable 4.93%, 8/1/17
  (MBIA Insured)                              $      300      $      287,658
University of California Series F
  4.375%, 5/15/30 (FSA Insured)                    1,200           1,166,604
                                                              --------------
                                                                   2,527,742
                                                              --------------

CONNECTICUT--0.9%
Hartford Taxable Series B 4.13%, 8/1/07
  (FSA Insured)                                      190             188,921
Hartford Taxable Series B 5.01%, 8/1/15
  (FSA Insured)                                      430             420,987
                                                              --------------
                                                                     609,908
                                                              --------------

INDIANA--0.3%
Carmel Industrial Redevelopment District
  County Optincome Tax Revenue
  5.17%, 12/15/14                                    215             211,446

MICHIGAN--0.1%
Flat Rock Taxable Limited 6.75%, 10/1/16              95              98,925

NEW JERSEY--1.3%
City of Orange Township Water and Sewer
  Taxable Series B 4.55%, 6/1/18
  (MBIA Insured)                                   1,000             929,430

NEW YORK--0.5%
New York City Transitional Finance
  Authority Taxable 5.19%, 8/1/16                    330             324,664

OREGON--0.4%
Oregon School Boards Association 2004
  Pension Obligation Taxable 5.023%,
  6/30/16 (FSA Insured)                              300             291,516

PENNSYLVANIA--2.2%
City of Pittsburgh Pension Obligation
  Taxable Series C 6.50%, 3/1/17
  (FGIC Insured)                                     340             363,297
Philadelphia Authority for Industrial
  Development Pension Funding Taxable
  Series A 5.79%, 4/15/09
  (MBIA Insured)                                   1,000           1,008,700
City of Reading, General Obligation
  Taxable 5.10%, 11/15/15                            190             185,134
                                                              --------------
                                                                   1,557,131
                                                              --------------

PHOENIX CORE BOND FUND

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

RHODE ISLAND--1.5%
Woonsocket Pension Funding Taxable
  5.66%, 7/15/13 (FSA Insured)                $    1,000      $    1,014,500
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,758,812)                                       7,565,262
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.8%

AmeriCredit Automobile Receivables
  Trust 05-AX, A4 3.93%, 10/6/11                   2,000           1,969,001
Americredit Automobile Receivables
  Trust 06-BG, A3, 5.21%, 10/6/11                    180             179,557
Greenwich Structured ARM Products 05-5A,
  N2 144A 8.82%, 9/27/45(b)(c)                       315             315,000
GSAMP Trust 05-HE4N, N1 144A
  5.50%, 7/25/45(b)                                   55              53,176
Renaissance Home Equity Loan
  Trust 06-2, AF4 6.115%, 8/25/36(c)                 730             737,300
Residential Funding Mortgage
  Securities II, Inc. 06-HSA1,
  A2 5.19%, 2/25/36(c)                               400             396,551
Saxon Asset Securities Trust 05-3,
  A2C 5.60%, 11/25/35(c)                             400             400,642
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,079,027)                                       4,051,227
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.4%

AIRLINES--0.9%
American Airlines, Inc. 99-1
  7.024%, 10/15/09                                   365             379,144
Continental Airlines, Inc. 98-1A
  6.648%, 3/15/19                                    276             286,401
                                                              --------------
                                                                     665,545
                                                              --------------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Allied Capital, Corp. 6%, 4/1/12                     100              98,418
Nuveen Investments, Inc. 5%, 9/15/10                 230             225,494
                                                              --------------
                                                                     323,912
                                                              --------------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13                                     80              81,898

BROADCASTING & CABLE TV--0.4%
Clear Channel Communications, Inc.
  5.50%, 9/15/14                                      90              79,701
Comcast Corp. 5.30%, 1/15/14                         195             190,636
                                                              --------------
                                                                     270,337
                                                              --------------

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

BUILDING PRODUCTS--0.1%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b)    $       35      $       35,525

CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15          115              99,977

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland) 6%, 9/30/16              135             136,264

CONSUMER FINANCE--2.3%
Capital One Financial Corp. 5.25%, 2/21/17            70              67,590
General Electric Capital Corp. 6.75%, 3/15/32        500             565,970
GMAC LLC 6.875%, 8/28/12                             180             183,142
HSBC Finance Corp. 8%, 7/15/10                       300             323,958
SLM Corp. 2.585%, 2/1/10(c)                          500             475,355
                                                              --------------
                                                                   1,616,015
                                                              --------------

DIVERSIFIED BANKS--1.0%
Citicorp Capital I 7.933%, 2/15/27                   500             520,915
Wachovia Corp. 4.875%, 2/15/14                       200             192,669
                                                              --------------
                                                                     713,584
                                                              --------------

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16               135             138,487

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp.
  4.75%, 1/13/12                                     225             217,978

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc.
  5.25%, 6/1/15                                      160             155,742
PPL Capital Funding Trust I Series A
  4.33%, 3/1/09                                      190             184,611
Southern Power Co. Series D
  4.875%, 7/15/15                                    165             156,246
                                                              --------------
                                                                     496,599
                                                              --------------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16              160             157,885

HOME IMPROVEMENT RETAIL--0.2%
Home Depot, Inc. 5.875%, 12/16/36                    130             126,689

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15                    75              70,455

HOUSEHOLD APPLIANCES--0.2%
Black & Decker 5.75%, 11/15/16                       115             113,637

INTEGRATED OIL & GAS--0.1%
ConocoPhillips 5.625%, 10/15/16                       65              65,066

PHOENIX CORE BOND FUND

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc. 5.875%, 2/1/12                     $      130      $      132,282
AT&T, Inc. 5.625%, 6/15/16                           130             129,532
BellSouth Corp. 5.20%, 12/15/16                      100              95,940
Embarq Corp. 7.082%, 6/1/16                           60              60,964
Verizon Communications, Inc. 5.55%, 2/15/16           90              88,968
Verizon Global Funding Corp. 4.90%, 9/15/15          130             123,216
                                                              --------------
                                                                     630,902
                                                              --------------

INVESTMENT BANKING & BROKERAGE--1.5%
Goldman Sachs Group, Inc. (The) 5.125%, 1/15/15      350             338,941
Lehman Brothers Holdings, Inc. 5.75%, 1/3/17         145             145,568
Merrill Lynch & Co., Inc. 6.11%, 1/29/37             300             296,340
Morgan Stanley 5.375%, 10/15/15                      250             246,379
                                                              --------------
                                                                   1,027,228
                                                              --------------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16                       125             121,950

MORTGAGE REITS--0.3%
iStar Financial, Inc. 6.05%, 4/15/15                 200             199,979

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875%, 11/15/16                   130             129,709

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                        70              69,367

MULTI-UTILITIES--0.2%
Dominion Resources, Inc. 5%, 3/15/13                  90              87,214
Dominion Resources, Inc. Series A
  5.60%, 11/15/16                                     70              69,350
                                                              --------------
                                                                     156,564
                                                              --------------

OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17                            170             175,100

OIL & GAS DRILLING--0.4%
Diamond Offshore Drilling, Inc.
  4.875%, 7/1/15                                     270             251,681

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16               70              69,390

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The)
  6.125%, 5/1/11                                     145             146,569


                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 5.125%, 7/1/17            $      200      $      183,825
ONEOK Partners LP 6.15%, 10/1/16                     140             141,775
                                                              --------------
                                                                     325,600
                                                              --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp. 5.25%, 12/1/15                 325             318,875
JPMorgan Chase & Co. 5.125%, 9/15/14                 305             297,532
                                                              --------------
                                                                     616,407
                                                              --------------

REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15                       200             195,367

RESIDENTIAL REITS--0.2%
United Dominion Realty Trust, Inc.
  5.25%, 1/15/15                                     150             144,525

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16                     140             142,134

RETAIL REITS--0.1%
Tanger Factory Outlet 6.15%, 11/15/15                 85              85,276

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                      200             193,134

SPECIALIZED REITS--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15               225             220,703

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16            65              66,574
Washington Mutual, Inc. 4.625%, 4/1/14               155             144,963
                                                              --------------
                                                                     211,537
                                                              --------------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F
  5.95%, 3/15/14                                     200             195,195
Sprint Nextel Corp. 6%, 12/1/16                       65              63,192
                                                              --------------
                                                                     258,387
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $10,709,571)                                     10,701,362
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--33.8%

Banc of America Alternative Loan Trust
  06-9, A1 6%, 1/25/37                               697             696,305
Banc of America Funding Corp.
  5.50%, 1/25/36                                     670             653,319
Bear Stearns Adjustable Rate Mortgage
  Trust 05-12, 13A1 5.466%, 2/25/36(c)               188             185,377

PHOENIX CORE BOND FUND

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4
  5.711%, 9/11/38(c)                          $      370      $      377,206
Citigroup Mortgage Loan Trust,
  Inc. 05-5, 2A3 5%, 8/25/35                          98              95,308
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM
  5.226%, 7/15/44(c)                                 650             638,664
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.362%, 1/15/46(c)                                 655             649,678
Countrywide Alternative Loan
  Trust 05-43, 4A2 5.742%, 10/25/35(c)               372             367,786
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                     209             207,963
Countrywide Home Loans  07-1,
  A2 6%, 3/25/37                                     705             703,348
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.556%, 2/15/39(c)                                 935             936,374
Crown Castle Towers LLC 05-1A, AFX
  144A 4.643%, 6/15/35(b)                            450             438,761
First Horizon Mortgage Pass-Through
  Trust 03-2, 1A12 5.75%, 4/25/33                    445             433,365
First Union - Lehman Brothers - Bank of
  America 98-C2, A2 6.56%, 11/18/35                  951             958,422
GE Capital Commercial Mortgage Corp.
  04-C3, A4 5.189%, 7/10/39(c)                     1,000             981,755
GMAC Mortgage Corp. Loan Trust 05-AR2,
  2A 4.848%, 5/25/35(c)                              332             327,554
Greenwich Capital Commercial Funding
  Corp. 04-GG1, A7 5.317%, 6/10/36(c)              1,000             989,789
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                9               9,038
JPMorgan Mortgage Trust 05-S3, 2A2
  5.50%, 1/25/21                                     349             345,009
JPMorgan Mortgage Trust 06-S1,
  1A1 6%, 4/25/36                                    674             671,163
Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C7, A6 4.786%, 10/15/29(c)              1,000             957,429
Lehman Brothers - UBS Commercial Mortgage
  Trust 06-C6, A4 5.372%, 9/15/39                    710             698,906
MASTR Asset Securitization Trust 03-10,
  3A1 5.50%, 11/25/33                                337             327,651
MASTR Resecuritzation Trust 05-4CI, N2
  144A 8.32%, 4/26/45(b)                             170             166,738
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864%, 8/12/39(c)                               1,000             961,354
Merrill Lynch Mortgage Trust 06-C1, AM
  5.66%, 5/12/39(c)                                  320             324,240


                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

Merrill Lynch/Countrywide Commercial
  Mortgage Trust 06-3, A4
  5.414%, 7/12/46(c)                          $      445      $      439,820
Morgan Stanley Capital I 06-T23, A4
  5.81%, 8/12/41(c)                                  360             369,916
Morgan Stanley Capital I 98-WF1, A2
  6.55%, 3/15/30                                     213             213,646
Morgan Stanley Mortgage Loan Trust
  05-5AR, 4A1 5.53%, 9/25/35(c)                      335             332,381
Prudential Securities Secured
  Financing Corp.
  98-C1 C 6.742%, 5/15/10                            750             760,373
RAAC Series 05-SP1, 1A1
  5%, 9/25/34                                        565             538,367
Residential Accredit Loans, Inc.
  06-QA1, A21 5.999%, 1/25/36(c)                     670             672,393
Residential Funding Mortgage Securities I,
  Inc. 05-SA1, 2A 4.884%, 3/25/35(c)                 358             353,024
SBA CMBS Trust 1A, B 144A
  5.451%, 11/15/36(b)                                140             138,863
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(c)                      502             484,181
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                              972             966,772
Structured Asset Securities Corp.
  05-6, 4A1 5%, 5/25/35                              625             594,690
Wachovia Mortgage Loan Trust LLC 06-A,
  B1 5.429%, 5/20/36(c)                              259             253,296
Washington Mutual, Inc. 05-AR3, A2
  4.643%, 3/25/35(c)                                 664             652,436
Wells Fargo Mortgage Backed Securities
  Trust 04-BB, A1 4.558%, 1/25/35(c)                 288             282,627
Wells Fargo Mortgage Backed Securities
  Trust 05-14, 2A1 5.50%, 12/25/35                   765             746,521
Wells Fargo Mortgage Backed Securities
  Trust 05-5, 1A1 5%, 5/25/20                        362             351,153
Wells Fargo Mortgage Backed Securities
  Trust 05-AR16, 6A3 5%, 10/25/35(c)                 648             639,341
Wells Fargo Mortgage Backed Securities
  Trust 05-AR4, 2A1 4.53%, 4/25/35(c)                306             301,104
Wells Fargo Mortgage Backed Securities
  Trust 05-AR4, 2A2 4.523%, 4/25/35(c)               256             251,113
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,837,242)                                     23,444,519
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%


RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e)            305             339,503

PHOENIX CORE BOND FUND

                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $331,176)                                           339,503
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.5%


ARUBA--0.2%
UFJ Finance Aruba AEC 6.75%, 7/15/13          $      100      $      105,984

AUSTRALIA--0.2%
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                                150             144,866

CANADA--0.2%
Husky Energy, Inc. 6.15%, 6/15/19                     95              95,613
Xstrata Finance Canada 144A
  5.80%, 11/15/16(b)                                  70              69,560
                                                              --------------
                                                                     165,173
                                                              --------------

CHILE--0.6%
Celulosa Arauco y Constitucion SA
  5.625%, 4/20/15                                    105             102,308
Empresa Nacional de Electricidad SA
  8.35%, 8/1/13                                      160             180,073
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                                  141             133,528
                                                              --------------
                                                                     415,909
                                                              --------------

GERMANY--0.7%
Deutsche Bank AG NY Series GS
  2.513%, 3/22/12(c)                                 485             450,516
Deutsche Telekom International
  Finance BV 8%, 6/15/10                              60              64,628
                                                              --------------
                                                                     515,144
                                                              --------------

ITALY--0.3%
Telecom Italia Capital S.p.A
  5.25%, 11/15/13                                    200             190,189

MEXICO--0.3%
Pemex Project Funding Master Trust
  5.75%, 12/15/15                                    180             175,500


                                               PAR VALUE
                                                 (000)             VALUE
                                              ----------      --------------

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd.
  144A 5.298%, 9/30/20(e)                     $      250      $      236,250

RUSSIA--0.2%
Gazprom Gaz Capital SA 144A
  6.212%, 11/22/16(b)                                130             128,245

SINGAPORE--0.2%
ICICI Bank Ltd Singapore RegS
  5.75%, 11/16/10(e)                                 105             104,667

SPAIN--0.1%
Telefonica Emisiones SAU
  6.421%, 6/20/16                                     75              77,591

UNITED KINGDOM--0.2%
Diageo Capital plc 5.50%, 9/30/16                     70              69,136
Vodafone Group plc 5%, 9/15/15                        80              75,684
                                                              --------------
                                                                     144,820
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,462,790)                                       2,404,338
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $69,166,209)                                     68,435,493
                                                              --------------

SHORT-TERM INVESTMENTS--3.4%


COMMERCIAL PAPER(h)--1.7%
UBS Finance Delaware LLC 5.26%, 2/1/07            $1,175      $    1,175,000



                                                SHARES             VALUE
                                              ----------      --------------

MONEY MARKET MUTUAL FUNDS(f)--1.7%
State Street Navigator Prime Plus
  (4.80% seven day effective yield)(f)         1,149,548           1,149,548
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,324,548)                                       2,324,548
----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $71,490,757)                                     70,760,041(a)

Other assets and liabilities, net--(2.1)%                         (1,460,201)
                                                              --------------
NET ASSETS--100.0%                                            $   69,299,840
                                                              ==============

PHOENIX CORE BOND FUND



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $397,447 and gross depreciation of $1,157,984 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $71,520,578.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $1,905,075 or 2.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) All or a portion of security is on loan.
(h) The rate shown is the discount rate.

PHOENIX HIGH YIELD FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

DOMESTIC CORPORATE BONDS--85.1%

ADVERTISING--1.6%
Affinion Group, Inc. 10.125%, 10/15/13        $      935      $    1,009,800
Affinion Group, Inc. 11.50%, 10/15/15              1,130           1,220,400
                                                              --------------
                                                                   2,230,200
                                                              --------------

AEROSPACE & DEFENSE--2.6%
Armor Holdings, Inc. 8.25%, 8/15/13                1,100           1,155,000
DRS Technologies, Inc. 6.625%, 2/1/16(h)             300             298,500
DRS Technologies, Inc. 7.625%, 2/1/18(h)             300             306,750
Esterline Technologies Corp. 7.75%, 6/15/13          360             372,600
L-3 Communications Corp. 5.875%, 1/15/15             550             523,875
L-3 Communications Corp. Series B
  6.375%, 10/15/15                                 1,000             973,750
                                                              --------------
                                                                   3,630,475
                                                              --------------

ALUMINUM--0.4%
Aleris International, Inc. 144A
  9%, 12/15/14(b)                                    555             578,588

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating
  Trust Interests 0%, 12/24/07(j)                  5,164               1,033

AUTOMOTIVE RETAIL--1.0%
Hertz Corp. 8.875%, 1/1/14                         1,075           1,147,563
Hertz Corp. 10.50%, 1/1/16(h)                        185             209,050
                                                              --------------
                                                                   1,356,613
                                                              --------------

BROADCASTING & CABLE TV--4.9%
Charter Communications Holdings II LLC/
  Charter Communications Holdings II
  Capital Corp. 10.25%, 9/15/10                      750             782,813
Charter Communications Operating LLC/
  Charter Communications Operating
  Capital 144A 8.375%, 4/30/14(b)                  1,250           1,306,250
EchoStar DBS Corp. 7%, 10/1/13                       135             135,844
EchoStar DBS Corp. 7.125%, 2/1/16                  2,015           2,032,631
Mediacom Broadband LLC
  8.50%, 10/15/15(h)                               1,380           1,404,150
PanAmSat Corp. 144A 9%, 6/15/16(b)                   750             820,312


                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

BROADCASTING & CABLE TV--(CONTINUED)
United Artists Theatre Circuit, Inc.
  Series 95-A 9.30%, 7/1/15(k)                $      449      $      450,779
                                                              --------------
                                                                   6,932,779
                                                              --------------

BUILDING PRODUCTS--3.8%
Building Materials Corporation of America
  7.75%, 8/1/14                                    1,420           1,349,000
Goodman Global Holdings, Inc. 7.875%,
  12/15/12(h)                                        130             131,300
Goodman Global Holdings, Inc. Series B
  8.36%, 6/15/12(c)                                1,975           2,004,625
Ply Gem Industries, Inc. 9%, 2/15/12(h)            2,090           1,891,450
                                                              --------------
                                                                   5,376,375
                                                              --------------

CASINOS & GAMING--6.2%
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  8.125%, 6/1/12                                     665             686,613
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  7.125%, 2/15/13                                    750             746,250
Caesars Entertainment, Inc.
  8.125%, 5/15/11                                    650             691,438
MGM MIRAGE 8.50%, 9/15/10                          1,415           1,524,662
OED Corp./Diamond Jo LLC
  8.75%, 4/15/12                                   2,850           2,835,750
Seminole Tribe of Florida 144A
  5.798%, 10/1/13(b)                                 770             755,565
Seminole Tribe of Florida 144A
  6.535%, 10/1/20(b)                                 750             726,172
Station Casinos, Inc.
  6.625%, 3/15/18                                    905             794,137
                                                              --------------
                                                                   8,760,587
                                                              --------------

CATALOG RETAIL--0.7%
Harry & David Holdings, Inc. 9%, 3/1/13            1,055           1,055,000

COMMODITY CHEMICALS--0.5%
Lyondell Chemical Co. 8%, 9/15/14                    160             167,200
Lyondell Chemical Co. 8.25%, 9/15/16(h)              515             548,475
                                                              --------------
                                                                     715,675
                                                              --------------

COMMUNICATIONS EQUIPMENT--1.2%
Dycom Industries, Inc. 8.125%, 10/15/15            1,590           1,661,550

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Trinity Industries, Inc. 6.50%, 3/15/14              250             246,875

                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

CONSTRUCTION MATERIALS--0.6%
Momentive Performance Materials, Inc.
  144A 9.75%, 12/1/14(b)                      $      815      $      839,450

CONSUMER FINANCE--5.9%
Ford Motor Credit Co. 7.375%, 2/1/11                 765             756,206
Ford Motor Credit Co. 7%, 10/1/13(h)               1,200           1,144,745
Ford Motor Credit Co. 8%, 12/15/16                   535             526,181
GMAC LLC 6.15%, 4/5/07(h)                          1,500           1,500,688
GMAC LLC 5.625%, 5/15/09                           1,000             990,252
GMAC LLC 7.25%, 3/2/11                             1,000           1,029,585
GMAC LLC 6.75%, 12/1/14(h)                           750             762,106
Residential Capital Corp. 6.875%, 6/30/15          1,550           1,590,071
                                                              --------------
                                                                   8,299,834
                                                              --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
SunGard Data Systems, Inc. 10.25%, 8/15/15(h)        130             140,400

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.4%
Aramark Corp. 144A 8.50%, 2/1/15(b)                  185             190,319
FTI Consulting, Inc. 144A
  7.75%, 10/1/16(b)                                  565             586,187
Rental Services 5.35%, 1/2/17                      1,500           1,524,375
West Corp. 144A 9.50%, 10/15/14(b)                 1,120           1,139,600
                                                              --------------
                                                                   3,440,481
                                                              --------------

ELECTRIC UTILITIES--1.8%
Reliant Energy, Inc. 9.50%, 7/15/13                  750             808,125
Reliant Energy, Inc. 6.75%, 12/15/14               1,770           1,752,300
                                                              --------------
                                                                   2,560,425
                                                              --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
Terra Capital, Inc. 12.875%, 10/15/08                 90             101,250
Terra Capital, Inc. 144A 7%, 2/1/17(b)               745             737,550
Tronox Worldwide LLC/Tronox Finance
  Corp. 9.50%, 12/1/12(h)                          1,560           1,661,400
                                                              --------------
                                                                   2,500,200
                                                              --------------

FOOD RETAIL--2.1%
Stater Bros. Holdings, Inc.
  8.86%, 6/15/10(c)                                1,280           1,302,400
Stater Bros. Holdings, Inc.
  8.125%, 6/15/12                                  1,580           1,611,600
                                                              --------------
                                                                   2,914,000
                                                              --------------

GAS UTILITIES--0.6%
Ferrellgas Escrow LLC/ Ferrellgas
  Finance Escrow Corp. 6.75%, 5/1/14                 871             842,693


                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

HEALTH CARE FACILITIES--1.3%
HCA, Inc. 144A 9.25%, 11/15/16(b)             $      395      $      420,675
US Oncology Holdings, Inc.
 10.675%, 3/15/15(c)(h)                              385             393,662
US Oncology, Inc. 9%, 8/15/12(h)                     990           1,054,350
                                                              --------------
                                                                   1,868,687
                                                              --------------

HEALTH CARE SERVICES--0.4%
Omnicare, Inc. 6.875%, 12/15/15(h)                   584             579,620

HOMEBUILDING--0.9%
Meritage Homes Corp. 7%, 5/1/14(h)                 1,380           1,331,700

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.9%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e)            2,320           2,424,400
TXU Corp. Series P 5.55%, 11/15/14                   205             193,973
                                                              --------------
                                                                   2,618,373
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--5.3%
Hughes Network Systems LLC/HNS
  Finance Corp. 9.50%, 4/15/14                     1,790           1,901,875
Qwest Communications International, Inc.
  8.905%, 2/15/09(c)                               1,000           1,017,500
Qwest Communications International, Inc.
  Series B 7.50%, 2/15/14                          1,500           1,556,250
Qwest Corp. 7.875%, 9/1/11                           500             533,750
Qwest Corp. 8.875%, 3/15/12(h)                     1,000           1,115,000
Telcordia Technologies, Inc.
  144A 10%, 3/15/13(b)                             1,420           1,341,900
                                                              --------------
                                                                   7,466,275
                                                              --------------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13              450             469,125

LIFE & HEALTH INSURANCE--0.5%
UnumProvident Finance Corp. 144A
  6.85%, 11/15/15(b)                                 735             764,407

METAL & GLASS CONTAINERS--2.5%
AEP Industries, Inc. 7.875%, 3/15/13(h)              580             594,500
Owens-Brockway Glass Container, Inc.
  8.875%, 2/15/09                                  2,910           2,990,025
                                                              --------------
                                                                   3,584,525
                                                              --------------

MOVIES & ENTERTAINMENT--1.9%
WMG Holdings Corp. 0%, 12/15/14(c)(h)              3,315           2,685,150

OFFICE ELECTRONICS--1.1%
Xerox Corp. 6.75%, 2/1/17                          1,535           1,581,050

PHOENIX HIGH YIELD FUND

                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Complete Production Service 144A
  8%, 12/15/16(b)                             $      335      $      340,862
Gulfmark Offshore, Inc. 7.75%, 7/15/14             1,065           1,080,975
                                                              --------------
                                                                   1,421,837
                                                              --------------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Chesapeake Energy Corp. 6.625%, 1/15/16            2,635           2,575,712

OIL & GAS REFINING & MARKETING--2.1%
Giant Industries, Inc. 8%, 5/15/14(h)              2,760           2,977,350

OIL & GAS STORAGE & TRANSPORTATION--3.6%
Atlas Pipeline Partners LP 8.125%, 12/15/15          605             626,175
Holly Energy Partners LP 6.25%, 3/1/15               925             876,437
Inergy LP/Inergy Finance Corp. 8.25%, 3/1/16         595             617,313
Pacific Energy Partners LP/Pacific Energy
  Finance Corp. 7.125%, 6/15/14                      625             646,723
Pacific Energy Partners LP/Pacific Energy
  Finance Corp. 6.25%, 9/15/15                        70              70,156
SemGroup LP 144A 8.75%, 11/15/15(b)                2,205           2,221,537
                                                              --------------
                                                                   5,058,341
                                                              --------------

PACKAGED FOODS & MEATS--2.0%
Pilgrim's Pride Corp. 9.625%, 9/15/11              1,395           1,464,750
Pilgrim's Pride Corp. 7.625%, 5/1/15                 465             462,675
Pilgrim's Pride Corp. 8.375%, 5/1/17(h)              835             826,650
                                                              --------------
                                                                   2,754,075
                                                              --------------

PAPER PACKAGING--1.4%
Caraustar Industries, Inc. 7.375%, 6/1/09(h)       1,990           1,950,200

PAPER PRODUCTS--2.4%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)       1,875           2,010,937
Verso Paper Holdings LLC and Verso
  Paper, Inc.  144A 11.375%, 8/1/16(b)               555             591,075
Verso Paper Holdings LLC and Verso
  Paper, Inc. 144A 9.121%, 8/1/14(b)(c)              755             777,650
                                                              --------------
                                                                   3,379,662
                                                              --------------

PRECIOUS METALS & MINERALS--0.6%
PNA Group, Inc. 144A 10.75%, 9/1/16(b)               780             819,000

PUBLISHING--2.2%
Idearc, Inc. 144A 8%, 11/15/16(b)                    950             970,188
Primedia, Inc. 8.875%, 5/15/11(h)                  1,135           1,163,375


                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

PUBLISHING--(CONTINUED)
Primedia, Inc. 8%, 5/15/13(h)                 $    1,055      $    1,020,712
                                                              --------------
                                                                   3,154,275
                                                              --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.5%
Realogy Corp. 144A 6.50%, 10/15/16(b)              3,495           3,549,826

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15                     500             510,306

SEMICONDUCTORS--1.2%
Freescale Semiconductor, Inc. 144A
  8.875%, 12/15/14(b)                              1,335           1,335,000
Freescale Semiconductor, Inc. 144A
  10.125%, 12/15/16(b)(h)                            365             365,000
                                                              --------------
                                                                   1,700,000
                                                              --------------

SPECIALIZED CONSUMER SERVICES--0.5%
Vertrue, Inc. 9.25%, 4/1/14                          640             686,400

SPECIALIZED REITS--2.1%
Felcor Lodging LP 144A
  7.275%, 12/1/11(b)(c)(h)                           900             911,250
Host Hotels & Resorts LP 144A
  6.875%, 11/1/14(b)(h)                              265             267,319
Ventas Realty LP/Ventas Capital Corp.
  9%, 5/1/12                                         460             517,500
Ventas Realty LP/Ventas Capital Corp.
  6.75%, 4/1/17(h)                                 1,220           1,244,400
                                                              --------------
                                                                   2,940,469
                                                              --------------

STEEL--1.4%
Gibraltar Industries, Inc. Series B
  8%, 12/1/15                                      2,045           2,024,550

THRIFTS & MORTGAGE FINANCE--0.3%
Sovereign Capital Trust VI 7.908%, 6/13/36           425             474,937

TIRES & RUBBER--0.6%
Goodyear Tire & Rubber Co. (The)
  9%, 7/1/15(h)                                      710             768,575
Goodyear Tire & Rubber Co. (The) 144A
  8.625%, 12/1/11(b)                                  55              58,163
                                                              --------------
                                                                     826,738
                                                              --------------

TOBACCO--1.2%
Reynolds American, Inc. 6.50%, 7/15/10               415             423,247
Reynolds American, Inc. 7.30%, 7/15/15               700             729,118
Reynolds American, Inc. 7.625%, 6/1/16               500             531,485
                                                              --------------
                                                                   1,683,850
                                                              --------------

PHOENIX HIGH YIELD FUND

                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

TRADING COMPANIES & DISTRIBUTORS--0.6%
H&E Equipment Services 8.375%, 7/15/16        $      740      $      786,250

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget
  Finance, Inc. 144A 7.75%, 5/15/16(b)             2,215           2,203,925

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Stratos Global Corp. 9.875%, 2/15/13               1,591           1,571,112
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $116,856,303)                                   120,080,960
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.0%

CANADA--4.3%
Cascades, Inc. 7.25%, 2/15/13(h)                   1,930           1,944,475
CHC Helicopter Corp. 7.375%, 5/1/14                2,000           1,957,500
Domtar, Inc. 7.125%, 8/15/15(h)                    1,240           1,230,700
Jean Coutu Group (PJC), Inc. (The)
  7.625%, 8/1/12                                     915             965,325
                                                              --------------
                                                                   6,098,000
                                                              --------------

CHINA--0.7%
NXP BV/NXP Funding LLC 144A
  7.875%, 10/15/14(b)                                580             601,750
NXP BV/NXP Funding LLC 144A
  9.50%, 10/15/15(b)                                 390             405,112
                                                              --------------
                                                                   1,006,862
                                                              --------------

POLAND--0.1%
Poland Telecom Finance BV Series
  B 14%, 12/1/07(j)                                4,942              61,770

UNITED KINGDOM--2.0%
Ineos Group Holdings plc 144A
  8.50%, 2/15/16(b)                                1,575           1,515,938
NTL Cable plc 9.125%, 8/15/16                      1,213           1,288,281
                                                              --------------
                                                                   2,804,219
                                                              --------------

UNITED STATES--1.9%
Intelsat Bermuda Ltd. 144A 9.25%, 6/15/16(b)         295             325,238
Intelsat Subsidiary Holding Co. Ltd.
  8.625%, 1/15/15(h)                               2,250           2,404,687

                                                                   2,729,925
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,267,283)                                     12,700,776
----------------------------------------------------------------------------

                                                SHARES            VALUE
                                              ----------      --------------

DOMESTIC COMMON STOCKS--0.0%


COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(f)(j)                              76      $            0
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                 0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $134,481,467)                                   132,781,736
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.5%


MONEY MARKET MUTUAL FUNDS--15.6%
State Street Navigator Prime Plus
  (4.80% seven day effective yield)(g)        21,972,733          21,972,733


                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

FEDERAL AGENCY SECURITIES(i)--3.9%
FHLB 4.98%, 2/1/07                            $    1,100      $    1,100,000
FNMA 5.12%, 2/28/07                                4,500           4,482,720
                                                              --------------
                                                                   5,582,720
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,555,453)                                     27,555,453
----------------------------------------------------------------------------
TOTAL INVESTMENTS--113.6%
(IDENTIFIED COST $162,036,920)                                   160,337,189(a)

Other assets and liabilities, net--(13.6)%                       (19,133,156)
                                                              --------------
NET ASSETS--100.0%                                            $  141,204,033
                                                              ==============

PHOENIX HIGH YIELD FUND



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,783,117 and gross depreciation of $5,804,797 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $162,358,869.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $31,901,145 or 22.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Security in default.
(f) Non-income producing.
(g) Represents security purchased with cash collateral received for securities on loan.
(h) All or a portion of security is on loan.
(i) The rate shown is the discount rate.
(j) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2007, these securities amounted to a value of $62,803 or 0% of net assets.
(k) Illiquid security. At January 31, 2007, this security amounted to a value of $450,779 or 0.3% of net assets.

PHOENIX MID-CAP GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                SHARES            VALUE
                                              ----------      --------------

DOMESTIC COMMON STOCKS--93.3%


AIRLINES--1.0%
Continental Airlines, Inc. Class B(b)(d)          33,100      $    1,373,319

APPAREL RETAIL--4.0%
AnnTaylor Stores Corp.(b)(d)                      59,400           2,049,300
Ross Stores, Inc.(d)                              97,900           3,170,981
                                                              --------------
                                                                   5,220,281
                                                              --------------

APPLICATION SOFTWARE--1.4%
BEA Systems, Inc.(b)(d)                           71,600             882,828
Intuit, Inc.(b)(d)                                28,800             905,760
                                                              --------------
                                                                   1,788,588
                                                              --------------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Affiliated Managers Group, Inc.(b)(d)              7,000             779,800
Investors Financial Services Corp.(d)             28,800           1,346,976
                                                              --------------
                                                                   2,126,776
                                                              --------------

BROADCASTING & CABLE TV--4.2%
EchoStar Communications Corp. Class A(b)          52,600           2,121,884
Liberty Global, Inc. Class A(b)(d)               113,600           3,414,816
                                                              --------------
                                                                   5,536,700
                                                              --------------

COAL & CONSUMABLE FUELS--1.1%
Foundation Coal Holdings, Inc.(d)                 45,000           1,497,600

COMMUNICATIONS EQUIPMENT--2.4%
Avaya, Inc.(b)(d)                                243,400           3,122,822

COMPUTER STORAGE & PERIPHERALS--0.5%
Lexmark International, Inc. Class A(b)(d)         11,400             718,542

CONSTRUCTION & ENGINEERING--2.0%
Granite Construction, Inc.(d)                     48,600           2,603,016

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
AGCO Corp.(b)                                     19,500             662,415

DATA PROCESSING & OUTSOURCED SERVICES--2.3%
Electronic Data Systems Corp.                    116,100           3,054,591

DEPARTMENT STORES--5.1%
Nordstrom, Inc.(d)                                66,900           3,726,999
Penney (J.C.) Co., Inc.(d)                        36,800           2,989,632
                                                              --------------
                                                                   6,716,631
                                                              --------------

                                                SHARES            VALUE
                                              ----------      --------------

DIVERSIFIED METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)(d)                       46,600      $    2,679,966

ELECTRIC UTILITIES--1.3%
Allegheny Energy, Inc.(b)(d)                      35,900           1,670,068

ELECTRICAL COMPONENTS & EQUIPMENT--3.5%
Cooper Industries Ltd. Class A                    30,100           2,750,839
Thomas & Betts Corp.(b)                           38,800           1,858,132
                                                              --------------
                                                                   4,608,971
                                                              --------------

ENVIRONMENTAL & FACILITIES SERVICES--3.1%
Covanta Holding Corp.(b)(d)                       50,200           1,187,732
Republic Services, Inc.                           66,400           2,871,800
                                                              --------------
                                                                   4,059,532
                                                              --------------

FOOD RETAIL--3.1%
Kroger Co. (The)(d)                              158,100           4,047,360

GAS UTILITIES--2.1%
Questar Corp.(d)                                  33,600           2,728,320

HEALTH CARE EQUIPMENT--2.3%
Dade Behring Holdings, Inc.(d)                    70,800           2,979,264

HEALTH CARE FACILITIES--1.7%
Universal Health Services, Inc.
  Class B(d)                                      38,400           2,224,512

HOTELS, RESORTS & CRUISE LINES--0.6%
Starwood Hotels & Resorts Worldwide,
  Inc.(d)                                         12,400             775,992

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.6%
AES Corp. (The)(b)(d)                            164,800           3,426,192

INDUSTRIAL CONGLOMERATES--2.6%
Teleflex, Inc.(d)                                 51,400           3,432,492

INDUSTRIAL GASES--1.5%
Airgas, Inc.                                      48,700           2,026,894

INDUSTRIAL MACHINERY--3.1%
Dover Corp.                                       61,300           3,040,480
Parker-Hannifin Corp.                             12,500           1,034,500
                                                              --------------
                                                                   4,074,980
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Citizens Communications Co.(d)                    58,400             856,144

INTERNET SOFTWARE & SERVICES--2.3%
VeriSign, Inc.(b)(d)                             126,700           3,028,130

PHOENIX MID-CAP GROWTH FUND


                                                SHARES            VALUE
                                              ----------      --------------

IT CONSULTING & OTHER SERVICES--1.7%
Acxiom Corp.(d)                                   96,500      $    2,190,550

LIFE SCIENCES TOOLS & SERVICES--0.5%
Applera Corp. - Applied Biosystems Group          18,800             653,488

MANAGED HEALTH CARE--2.7%
Coventry Health Care, Inc.(b)(d)                  51,000           2,629,050
Sierra Health Services, Inc.(b)(d)                22,700             912,540
                                                              --------------
                                                                   3,541,590
                                                              --------------

MOVIES & ENTERTAINMENT--0.4%
Warner Music Group Corp.(d)                       26,700             572,448

OFFICE SERVICES & SUPPLIES--1.6%
Avery Dennison Corp.(d)                           31,400           2,146,504

OIL & GAS DRILLING--2.0%
Unit Corp.(b)                                     55,400           2,685,792

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Noble Energy, Inc.(d)                             52,800           2,820,048
St. Mary Land & Exploration Co.(d)                68,400           2,461,716
                                                              --------------
                                                                   5,281,764
                                                              --------------

OIL & GAS REFINING & MARKETING--1.8%
Holly Corp.(d)                                    19,700           1,037,993
Sunoco, Inc.(d)                                   21,300           1,344,669
                                                              --------------
                                                                   2,382,662
                                                              --------------

PACKAGED FOODS & MEATS--0.7%
Campbell Soup Co.(d)                              25,400             977,392

PHARMACEUTICALS--3.6%
Endo Pharmaceuticals Holdings, Inc.(b)            92,600           2,844,672
Mylan Laboratories, Inc.(d)                       83,200           1,842,048
                                                              --------------
                                                                   4,686,720
                                                              --------------

PROPERTY & CASUALTY INSURANCE--3.8%
AMBAC Financial Group, Inc.(d)                    34,000           2,995,400
Berkley (W.R.) Corp.                              59,400           1,965,546
                                                              --------------
                                                                   4,960,946
                                                              --------------

RESTAURANTS--2.1%
Brinker International, Inc.(d)                    87,850           2,771,668

SEMICONDUCTORS--4.6%
Intersil Corp. Class A(d)                         26,800             631,408
Micron Technology, Inc.(b)(d)                    184,500           2,389,275
National Semiconductor Corp.(d)                  131,500           3,041,595
                                                              --------------
                                                                   6,062,278
                                                              --------------


                                                SHARES            VALUE
                                              ----------      --------------

SPECIALTY STORES--2.7%
Barnes & Noble, Inc.                              22,600      $      879,818
Office Depot, Inc.(b)                             71,600           2,677,124
                                                              --------------
                                                                   3,556,942
                                                              --------------

STEEL--1.3%
Nucor Corp.                                       26,400           1,703,856

TRUCKING--0.4%
Swift Transportation Co., Inc.(b)(d)              16,300             497,476

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Telephone and Data Systems, Inc.(d)               18,800           1,051,860
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $111,947,843)                                   122,764,034
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.9%

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                 16,000             686,080

IT CONSULTING & OTHER SERVICES--2.7%
Accenture Ltd. Class A
  (United States)(d)                              94,400           3,563,600

OIL & GAS DRILLING--1.0%
Nabors Industries Ltd.
  (United States)(b)(d)                           42,000           1,271,760

PHARMACEUTICALS--0.7%
Shire Pharmaceuticals Group plc ADR
  (United Kingdom)(d)                             14,800             939,504
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,220,932)                                       6,460,944
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $117,168,775)                                   129,224,978
                                                              --------------

SHORT-TERM INVESTMENTS--20.0%


MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Plus
  (4.80% seven day effective yield)(f)        25,438,246          25,438,246



                                               PAR VALUE
                                                (000)             VALUE
                                              ----------      --------------

COMMERCIAL PAPER(e)--0.7%
UBS Finance Delaware LLC 5.26%, 2/1/07        $      880      $      880,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,318,246)                                     26,318,246
----------------------------------------------------------------------------

PHOENIX MID-CAP GROWTH FUND



TOTAL INVESTMENTS--118.2%
(IDENTIFIED COST $143,487,021)                                   155,543,224(a)

Other assets and liabilities, net--(18.2)%                       (23,917,433)
                                                              --------------

NET ASSETS--100.0%                                            $  131,625,791
                                                              ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,862,331 and gross depreciation of $2,493,568 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $144,174,461.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) The rate shown is the discount rate.
(f) Represents security purchased with cash collateral received for securities on loan.

PHOENIX MONEY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)

 FACE
 VALUE                                    INTEREST   MATURITY
 (000)         DESCRIPTION                  RATE       DATE        VALUE
------     ------------------            ---------   --------   -----------

FEDERAL AGENCY SECURITIES(d)--11.1%

$  350     FFCB(c)                          3.65%     8/10/07    $  347,058
   505     FHLB                             2.63      2/16/07       504,439
 1,730     FHLB                             4.47      2/22/07     1,729,138
 2,000     FHLB(c)                          5.32      6/14/07     2,000,000
 1,500     FHLB(c)                          5.33      7/30/07     1,454,987
 2,000     FHLB                             5.25      10/3/07     1,999,512
 2,000     FHLB                             5.27     11/21/07     1,999,196
---------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                  10,034,330
---------------------------------------------------------------------------
 FACE
 VALUE                                    INTEREST    RESET
 (000)         DESCRIPTION                  RATE       DATE        VALUE
------     ------------------            ---------   --------   -----------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--2.6%

    28     SBA (Final Maturity 1/25/21)     5.75       2/1/07        28,112
   494     SBA (Final Maturity 10/25/22)    5.75       4/1/07       493,934
   441     SBA (Final Maturity 11/25/21)    5.88       4/1/07       441,064
   228     SBA (Final Maturity 2/25/23)     5.75       4/1/07       227,759
   298     SBA (Final Maturity 2/25/23)     5.75       4/1/07       298,158
   296     SBA (Final Maturity 3/25/24)     5.63       2/1/07       272,218
   119     SBA (Final Maturity 5/25/21)     5.75       4/1/07       119,063
   477     SBA (Final Maturity 9/25/23)     5.63       4/1/07       477,399
---------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                         2,357,707
---------------------------------------------------------------------------

 FACE
 VALUE                                    DISCOUNT   MATURITY
 (000)         DESCRIPTION                  RATE       DATE        VALUE
------     ------------------            ---------   --------   -----------

COMMERCIAL PAPER--75.8%

 2,020     Archer-Daniels Midland Co.       5.25      2/27/07     2,012,341
 2,260     Archer-Daniels Midland Co.       5.24       4/3/07     2,239,934
 2,000     AT&T Inc.                        5.25      3/20/07     1,986,292
 1,400     Bank of America Corp.            5.25       2/1/07     1,400,000
 1,300     Bank of America Corp.            5.26       3/1/07     1,294,682
 1,690     BellSouth Corp.                  5.26       2/5/07     1,689,012
 2,500     CAFCO LLC                        5.24      2/13/07     2,495,633
 2,500     Cargill, Inc.                    5.24       2/2/07     2,499,636
   645     Cargill, Inc.                    5.28       2/2/07       644,905
 2,000     Chariot Funding LLC              5.26       2/7/07     1,998,247

 FACE
 VALUE                                    DISCOUNT   MATURITY
 (000)         DESCRIPTION                  RATE       DATE        VALUE
------     ------------------            ---------   --------   -----------

$1,025     Chariot Funding LLC              5.25       3/5/07   $ 1,020,217
 1,335     Chariot Funding LLC              5.26       3/5/07     1,328,758
 2,620     Ciesco LLC                       5.25      2/27/07     2,610,066
 2,240     CIT Group, Inc.                  5.24       3/9/07     2,228,262
 2,270     CIT Group, Inc.                  5.25      4/23/07     2,243,186
 1,600     Danske Corp.                     5.26      2/12/07     1,597,428
 1,200     Danske Corp.                     5.21      4/10/07     1,188,191
 1,345     Eaton Corp.                      5.24       2/8/07     1,343,630
 2,000     Gemini Securitization LLC        5.26       2/9/07     1,997,664
 1,095     Gemini Securitization LLC        5.26      2/14/07     1,092,920
 1,000     General Electric Capital Corp.   5.23      2/15/07       997,966
 2,200     General Electric Capital Corp.   5.22      3/16/07     2,186,283
 1,865     George Street Finance LLC        5.27      2/20/07     1,859,813
 1,100     George Street Finance LLC        5.27      2/28/07     1,095,652
 1,600     George Street Finance LLC        5.25      3/13/07     1,590,667
 1,000     Govco, Inc.                      5.27      2/26/07       996,340
 1,400     Govco, Inc.                      5.25       3/8/07     1,392,854
 1,900     Govco, Inc.                      5.24      4/19/07     1,878,705
 2,045     Harley-Davidson Funding          5.22      2/26/07     2,037,587
   750     Honeywell International          5.25       2/5/07       749,562
   975     International Lease Finance
             Corp.                          5.24      2/15/07       973,013
 1,500     Lockhart Funding LLC             5.25      2/13/07     1,497,375
 1,400     Lockhart Funding LLC             5.26      2/23/07     1,395,500
 1,700     Lockhart Funding LLC             5.25      4/27/07     1,678,927
   825     Old Line Funding LLC             5.26      2/16/07       823,192
   485     Old Line Funding LLC             5.26      2/21/07       483,583
 1,800     Private Export Fund Corp.        5.20       3/7/07     1,791,160
 1,135     Private Export Funding Corp.     5.21      3/21/07     1,127,116
 1,500     Ranger Funding Co. LLC           5.24       2/5/07     1,499,127
   965     Ranger Funding Co. LLC           5.28       2/7/07       964,151
 2,500     Sysco Corp.                      5.23       3/8/07     2,487,288
 2,055     Toyota Motor Credit Corp         5.26       2/6/07     2,053,499
   145     UBS Finance Delaware LLC         5.25      2/12/07       144,767
 1,630     UBS Finance Delaware LLC         5.25      3/12/07     1,620,738
   675     UBS Finance Delaware LLC         5.24       4/5/07       668,810
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           68,904,679
---------------------------------------------------------------------------

PHOENIX MONEY MARKET FUND



 FACE
 VALUE                                    INTEREST   MATURITY
 (000)         DESCRIPTION                  RATE       DATE        VALUE
------     ------------------            ---------   --------   -----------

MEDIUM TERM NOTES--9.9%

$5,000     HSH Nordbank AG 144A
             (Germany)(c)(b)(e)             5.35%     2/22/08   $ 5,000,000
 2,000     National Australia Bank Ltd.
             144A (Australia)(c)(b)(e)      5.29       2/7/08     2,000,000
 2,000     Nordea Bank AB 144A
             (Sweden)(c)(b)(e)              5.30       2/8/08     2,000,000
---------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                           9,000,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $90,296,716)                                    90,296,716(a)

Other assets and liabilities, net--0.6%                             577,009
                                                               ------------
NET ASSETS--100.0%                                             $ 90,873,725
                                                               ============


(a) Federal Income Tax Information: At January 31, 2007, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $9,000,000 or 10% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) Foreign medium term notes are determined based on the country in which is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

    NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Phoenix Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

    A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

        Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

        The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

        In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

    B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


    C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

    D. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

    E. FORWARD CURRENCY CONTRACTS

        Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

        At January 31, 2007, the Balanced Fund had entered into forward currency contracts as follows:


                                                                             Net
                               In                                         Unrealized
          Contract to        Exchange        Settlement                  Appreciation
            Receive            for              Date         Value      (Depreciation)
   -----------------------  -------------    ----------   -----------  ----------------
      JPY 114,705,405       USD 980,773        2/7/07      $  951,709     $(29,064)
      JPY 132,673,440       USD 1,144,723      2/14/07      1,101,335      (43,388)
                                                                          ---------
                                                                          $(72,452)
                                                                          ========

      JPY Japanese Yen       USD United States Dollar

    F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

    G. SECURITY LENDING

        Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    H. LOAN AGREEMENTS

        Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

    I. REIT investments

        Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

    NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

        In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

        Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

        High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

        At January 31, 2007, the Capital Growth Fund held securities issued by various companies in the Information Technology sector comprising 26% of the total net assets of the Fund.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


    NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

        Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

        Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

        At January 31, 2007, the Funds held the following restricted securities:

                                                                        Market             % of
                                    Acquisition      Acquisition        Value              Net Assets
                                    Date             Cost               at 1/31/07         at 1/31/07
                                    ------------   --------------   ---------------     --------------
       BALANCED FUND

       ITW Cupids Financial
        Trust I 144A
        6.55%, 12/31/11             4/18/02          $4,991,653        $5,178,355          0.5%

       HIGH YIELD FUND

       CB Cambridge Industries
         Liquidating Trust
         Interests 0%, 12/24/05     12/24/01         $369,206          $1,033              0.0%

       Poland Telecom Finance BV
       Series B 14%, 12/1/07        11/24/97          5,000,000        61,770              0.1

       ACG Holdings, Inc.           12/4/93           357,881               0              0.0


        At the end of the period, the value of restricted securities amounted to $5,178,355 or 0.5% of the net assets for the Balanced Fund and $62,803 or 0.1% of the net assets for the High Yield Fund, respectively.

        The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Series Fund
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.